As filed with the Securities and Exchange Commission on October 20, 2005

Commission File Nos. 333-70384

811-08401

UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-4

REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933

Pre-Effective Amendment No.	☐
Post-Effective Amendment No. 20	☒

and/or

REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940

Amendment No. 70	☒

JNLNY Separate Account I

(Exact Name of Registrant)

Jackson National Life Insurance Company of New York

(Name of Depositor)

2900 Westchester Avenue, Purchase, New York 10577

(Address of Depositor’s Principal Executive Offices)

Depositor’s Telephone Number, including Area Code: (517) 381-5500

Thomas J. Meyer, Esq.

Senior Vice President, Secretary and General Counsel

Jackson National Life Insurance Company

1 Corporate Way

Lansing, MI 48951

(Name and Address of Agent for Service)

Copy to:

John S. (Scott) Kreighbaum, Esq.

Jackson National Life Insurance Company

1 Corporate Way

Lansing, MI 48951

It is proposed that this filing will become effective immediately upon filing pursuant to paragraph (b)

___	on [date] pursuant to paragraph (b)
_X_	60 days after filing pursuant to paragraph (a)(1)

___	on [date] pursuant to paragraph (a)(1) of Rule 485

If appropriate, check the following box:

____	This post-effective amendment designates a new effective date for a previously filed post-effective amendment.

Title of Securities Being Registered: the variable portion of Flexible Premium Fixed and Variable Deferred Annuity contracts.

EXPLANATORY NOTE: This amendment supplements the prospectus. Part C is also amended as indicated. The amendment does not otherwise delete, amend, or supersede any other information in the registration statement, as previously amended, including exhibits and undertakings. Accordingly, Parts A and B of Post-Effective Amendment No. 17, as filed on April 27, 2005 (Accession No. 0000927730-05-000075), are unchanged and hereby incorporated by reference, along with Post Effective Amendment No. 19, as filed on September 2, 2005 (Accession No. 0000927730-05-000160).

THE INFORMATION IN THIS SUPPLEMENT MAY BE CHANGED. WE MAY NOT SELL BASED ON THIS SUPPLEMENT UNTIL THE POST-EFFECTIVE AMENDMENT TO THE REGISTRATION STATEMENT, FILED WITH THE SECURITIES AND EXCHANGE COMMISSION, IS EFFECTIVE. THIS SUPPLEMENT IS NOT AN OFFER TO SELL, AND IS NOT SOLICITING AN OFFER TO PURCHASE, IN ANY STATE WHERE THE OFFER OR SALE OF THESE SECURITIES IS NOT PERMITTED.

Supplement dated December 31, 2005

To The Prospectuses Dated May 2, 2005 For

PERSPECTIVE II®

PERSPECTIVE ADVISORS IISM

PERSPECTIVESM L SERIES

Issued By JACKSON NATIONAL LIFE INSURANCE COMPANY OF NEW YORK®

Through JNLNY SEPARATE ACCOUNT I

This supplement updates the prospectus. Please read and keep it together with your copy of the prospectus for future reference.

Explanation:  The purpose of this supplement is to notify you of changes to: the Guaranteed Minimum Income Benefit (GMIB); the 7% Guaranteed Minimum Withdrawal Benefit (GMWB); the 5% for Life GMWB; the 4% for Life GMWB; and the Contract's Investment Divisions – all as explained below, effective January 17, 2006, subject to availability.

Five new Investment Divisions of the Separate Account are available, each of which invests in the following funds – all Class A shares:

JNL Series Trust	JNLNY Variable Fund I LLC
JNL/S&P Retirement Income Fund	JNL/Mellon Capital Management DowSM Dividend Fund
JNL/S&P Retirement 2015 Fund
JNL/S&P Retirement 2020 Fund
JNL/S&P Retirement 2025 Fund

Also with the JNLNY Variable Fund I LLC, please note the following name changes (and disclaimers):

JNL/Mellon Capital Management DowSM 10 Fund

(Formerly, JNL/Mellon Capital Management The DowSM 10 Fund)

JNL/Mellon Capital Management S&P® 10 Fund

(Formerly, JNL/Mellon Capital Management The S&P® 10 Fund)

"Dow Jones®," "Dow Jones Industrial AverageSM," "Dow Jones Select Dividend IndexSM," "DJIASM," "DowSM" and "Dow 10SM" are service marks of Dow Jones & Company, Inc. (Dow Jones). Dow Jones has no relationship to JNLNY Variable Fund I and Mellon Capital Management Corporation, other than the licensing of the Dow Jones Industrial Average (DJIA) and its service marks for use in connection with the JNL/Mellon Capital Management DowSM 10 Fund and the JNL/Mellon Capital Management DowSM Dividend Fund.

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Under FEES AND EXPENSES TABLES, with the fee table entitled "Periodic Expenses," the following excerpt, including the below footnotes, replaces the corresponding grouping in the prospectus, as supplemented on September 6, 2005. (There are no changes to the footnotes designated by a symbol.)

Guaranteed Minimum Income Benefit (GMIB) Maximum Annual Charge [12]	0.60%
7% Guaranteed Minimum Withdrawal Benefit (GMWB) Maximum Annual Charge [13]	0.75%
5% GMWB With Annual Step-Up Maximum Annual Charge +	1.47%
5% GMWB Without Step-Up Maximum Annual Charge #	0.51%
5% For Life GMWB Maximum Annual Charge [14]	1.32%
4% For Life GMWB Maximum Annual Charge [15]	0.87%

[12]	The charge for the GMIB is expressed as an annual percentage of the GMIB Benefit Base. The charge depends on the endorsement's availability and the frequency of deduction.

For Contracts with the GMIB purchased on and after January 17, 2006 (subject to availability), you pay 0.05% of the GMIB Benefit Base each Contract Month (0.60% annually).

For Contracts with the GMIB purchased on and after May 3, 2004 (subject to availability), you pay 0.15% of the GMIB Benefit Base each calendar quarter (0.60% annually).

For Contracts with the GMIB purchased on and after September 22, 2003 (subject to availability), you pay 0.1125% of the GMIB Benefit Base each calendar quarter (0.45% annually).

For Contracts with the GMIB purchased before September 22, 2003 (subject to availability), you pay 0.075% of the GMIB Benefit Base each calendar quarter (0.30% annually).

We deduct the charge from your Contract Value. Quarterly charges are pro rata deducted over each applicable Investment Division and the Fixed Account. Monthly charges are also pro rata, but based on the applicable Investment Divisions only. For more information about the charge for this endorsement, please see "Guaranteed Minimum Income Benefit Charge" below. For more information about how the endorsement works, please see "Guaranteed Minimum Income Benefit" under the INCOME PAYMENTS (THE INCOME PHASE) section of the prospectus.

[13]

0.75% is the maximum annual charge when this endorsement is added to a Contract on and after January 17, 2006, which charge is of the GWB and payable monthly. The charge is expressed as an annual percentage and depends on when the endorsement is added to the Contract. The charge also depends on the endorsement's availability – on and after, or before January 17, 2006, or before October 4, 2004; the basis for deduction – of the GWB, or of your allocations to Investment Divisions (average daily net asset value); and the frequency of deduction – monthly, or daily. The tables below have the maximum and current charges.

For Contracts to which this endorsement is added on and after January 17, 2006 (subject to availability), you pay the applicable percentage of the GWB each Contract Month. We deduct the charge from your Contract Value. Monthly charges are pro rata deducted over each applicable Investment Division.

For Contracts to which this endorsement is added before January 17, 2006, the charge is of the average daily net asset value of your allocations to the Investment Divisions.

For Contracts to which this endorsement is added before October 4, 2004, the charge is of the average daily net asset value of your allocations to the Investment Divisions, which increases upon the first step-up.

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7% GMWB
On and after January 17, 2006:	Maximum Annual Percentage	Before January 17, 2006:	Before October 4, 2004:

Monthly		Average Daily Net Asset Value
0.75%		0.70%
Charge
Basis	Of GWB	Of Investment Division Allocations

7% GMWB
On and after January 17, 2006:	Current Annual Percentage	Before January 17, 2006:	Before October 4, 2004:

Monthly		Average Daily Net Asset Value
0.51% ÷ 12		0.40%	0.35%
Upon step-up: 0.55%
Of GWB
Charge
Basis		Of Investment Division Allocations

For more information about the charge for this endorsement, please see "Guaranteed Minimum Withdrawal Benefit Charge" below. For more information about how the endorsement works, please see "Guaranteed Minimum Withdrawal Benefit" below.

[14]

1.32% is the maximum annual charge for a 60-64 year old Owner of a Contract to which this endorsement is added on and after January 17, 2006, which charge is of the GWB and payable monthly. The charge for the 5% for Life GMWB varies by age group. The below tables have the maximum and current charges for all age groups.

Charges are expressed as an annual percentage and depend on the Owner’s age when the endorsement is added to the Contract. The charge also depends on: the endorsement’s availability – on and after, or before January 17, 2006; the basis for deduction – of the GWB, or of your allocations to Investment Divisions (average daily net asset value); and the frequency of deduction – monthly, or daily.

For Contracts to which this endorsement is added on and after January 17, 2006 (subject to availability), you pay the applicable percentage of the GWB each Contract Month. We deduct the charge from your Contract Value. Monthly charges are pro rata deducted over each applicable Investment Division.

For Contracts to which this endorsement is added before January 17, 2006, the charge is of the average daily net asset value of your allocations to the Investment Divisions.

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5% For Life GMWB
Age Group	On and After January 17, 2006:	Maximum Annual Percentage	Before January 17, 2006:
Average Daily Net Asset Value
Monthly
60 – 64	1.32% ÷ 12	1.30%
65 – 69	0.87% ÷ 12	0.85%
70 – 74	0.60% ÷ 12	0.60%
75 – 80	0.51% ÷ 12	0.50%
Charge Basis
Of GWB	Of Investment Division Allocations

5% For Life GMWB
Age Group	On and After January 17, 2006:	Current Annual Percentage	Before January 17, 2006:
Average Daily Net Asset Value
Monthly
60 – 64	0.90% ÷ 12	0.90%
65 – 69	0.60% ÷ 12	0.60%
70 – 74	0.51% ÷ 12	0.50%
75 – 80	0.42% ÷ 12	0.40%
Charge Basis
Of GWB	Of Investment Division Allocations

With joint Owners, the charge is based on the older Owner’s age. For the Owner that is a legal entity, the charge is based on the Annuitant’s age. (With joint Annuitants, the charge is based on the older Annuitant's age.) For more information about the charge for this endorsement, please see "5% For Life Guaranteed Minimum Withdrawal Benefit Charge" below. For more information about how the endorsement works, please see "5% For Life Guaranteed Minimum Withdrawal Benefit" below.

[15]

0.87% is the maximum annual charge for a 50-54 year old Owner of a Contract to which this endorsement is added on and after January 17, 2006, which charge is of the GWB and payable monthly. The charge for the 4% for Life GMWB varies by age group. The below tables have the maximum and current charges for all age groups.

Charges are expressed as an annual percentage and depend on the Owner’s age when the endorsement is added to the Contract. The charge also depends on: the endorsement’s availability – on and after, or before January 17, 2006; the basis for deduction – of the GWB, or of your allocations to Investment Divisions (average daily net asset value); and the frequency of deduction – monthly, or daily.

For Contracts to which this endorsement is added on and after January 17, 2006 (subject to availability), you pay the applicable percentage of the GWB each Contract Month. We deduct the charge from your Contract Value. Monthly charges are pro rata deducted over each applicable Investment Division.

For Contracts to which this endorsement is added before January 17, 2006, the charge is of the average daily net asset value of your allocations to the Investment Divisions.

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4% For Life GMWB
Age Group	On and After January 17, 2006:	Maximum Annual Percentage	Before January 17, 2006:
Average Daily Net Asset Value
Monthly
50 – 54	0.87% ÷ 12	0.85%
55 – 59	0.66% ÷ 12	0.65%
60 – 64	0.51% ÷ 12	0.50%
65 – 69	0.36% ÷ 12	0.35%
70 – 74	0.30% ÷ 12	0.30%
75 – 80	0.21% ÷ 12	0.20%
Charge Basis
Of GWB	Of Investment Division Allocations

4% For Life GMWB
Age Group	On and After January 17, 2006:	Current Annual Percentage	Before January 17, 2006:
Average Daily Net Asset Value
Monthly
50 – 54	0.66% ÷ 12	0.65%
55 – 59	0.51% ÷ 12	0.50%
60 – 64	0.36% ÷ 12	0.35%
65 – 69	0.27% ÷ 12	0.25%
70 – 74	0.21% ÷ 12	0.20%
75 – 80	0.15% ÷ 12	0.15%
Charge Basis
Of GWB	Of Investment Division Allocations

With joint Owners, the charge is based on the older Owner’s age. For the Owner that is a legal entity, the charge is based on the Annuitant’s age. (With joint Annuitants, the charge is based on the older Annuitant's age.) For more information about the charge for this endorsement, please see "4% For Life Guaranteed Minimum Withdrawal Benefit Charge" below. For more information about how the endorsement works, please see "4% For Life Guaranteed Minimum Withdrawal Benefit" below.

Also under FEES AND EXPENSES TABLES, with the fee table entitled "Fund Operating Expenses," please note the expenses charged by the following newly available funds. Also, the below footnotes replace the corresponding footnotes in the prospectus. (There are no changes to the rest of the footnotes.)

Fund Operating Expenses (As an annual percentage of the Fund's average daily net assets)	Management and Admin Fee A	Service (12b-1) Fee	Other Expenses B	Annual Operating Expenses
Fund Name
JNL/S&P Retirement Income J	0.18%	n/a	0.01%	0.19%
JNL/S&P 2015 J	0.18%	n/a	0.01%	0.19%
JNL/S&P 2020 J	0.18%	n/a	0.01%	0.19%
JNL/S&P 2025 J	0.18%	n/a	0.01%	0.19%
JNL/Mellon Capital Management DowSM Dividend	0.52%	0.20%	0.03%	0.75%

A

Certain Funds pay Jackson National Asset Management, LLC, the administrator, an administrative fee for certain services provided to the Fund by the administrator. The JNL/Select Global Growth Fund, the JNL/JPMorgan International Equity Fund,

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the JNL/JPMorgan International Value Fund, the JNL/Oppenheimer Global Growth Fund and all of the JNL/Mellon Capital Management Funds except the JNL/Mellon Capital Management S&P 500 Index Fund, JNL/Mellon Capital Management S&P 400 MidCap Index Fund, JNL/Mellon Capital Management Small Cap Index Fund, JNL/Mellon Capital Management Bond Index Fund, JNL/Mellon Capital Management Enhanced S&P 500 Stock Index Fund and the JNL/Mellon Capital Management Global 15 Fund pay an administrative fee of 0.15%; the JNL/Mellon Capital Management Global 15 Fund pays an administrative fee of 0.20%; the nine JNL/S&P Funds pay an administrative fee of 0.05%; the other Funds pay an administrative fee of 0.10%. The Management and Administrative Fee and the Annual Operating Expenses columns in this table reflect the inclusion of any applicable administrative fee.

J

Underlying Fund Expenses. The expenses shown above are the annual operating expenses for the JNL/S&P Funds. Because the JNL/S&P Funds invest in other Funds of the JNL Series Trust, the JNL/S&P Funds will indirectly bear its pro rata share of fees and expenses of the underlying Funds in addition to the expenses shown.

The total annual operating expenses for each JNL/S&P Fund (including both the annual operating expenses for the JNL/S&P Funds and the annual operating expenses for the underlying Funds) could range from 0.75 % to 1.35% (this range reflects an investment in the Funds with the lowest and highest Annual Operating Expenses). The table below shows estimated total annual operating expenses for each of the JNL/S&P Funds based on the pro rata share of expenses that the JNL/S&P Funds would bear if they invested in a hypothetical mix of underlying Funds. The administrator believes the expenses shown below to be a likely approximation of the expenses the JNL/S&P Funds will incur based on the actual mix of underlying Funds. The expenses shown below include both the annual operating expenses for the JNL/S&P Fund and the annual operating expenses for the underlying Funds. The actual expenses of each JNL/S&P Fund will be based on the actual mix of underlying Funds in which it invests. The actual expenses may be greater or less than those shown.

JNL/S&P Managed Conservative Fund	1.02%
JNL/S&P Managed Moderate Fund	1.07%
JNL/S&P Managed Moderate Growth Fund	1.11%
JNL/S&P Managed Growth Fund	1.14%
JNL/S&P Managed Aggressive Growth Fund	1.18%
JNL/Retirement Income Fund	1.02%
JNL/S&P 2015 Fund	1.07%
JNL/S&P 2020 Fund	1.17%

JNL/S&P 2025 Fund                                      1.19%

Under INVESTMENT DIVISIONS, with the JNL Series Trust, please add the following information about the newly available funds:

JNL Series Trust

JNL/S&P Retirement Income Fund

Jackson National Asset Management, LLC (and Standard & Poor's Investment Advisory Services, Inc.)

Seeks high current income and as a secondary objective, capital appreciation by investing in Class A shares of a diversified group of other Funds of the JNL Series Trust and the JNL Variable Fund LLC using an asset allocation strategy designed for investors already in or near retirement.

JNL/S&P Retirement 2015 Fund

Jackson National Asset Management, LLC (and Standard & Poor's Investment Advisory Services, Inc.)

Seeks high total return until its target retirement date. After the Fund’s target retirement date, the Fund’s objective will be to seek high current income and as a secondary objective, capital appreciation. Once the Fund reaches an allocation that is similar to the JNL/S&P Retirement Income Fund, it is expected that the Fund will be merged into the JNL/S&P Retirement Income Fund. The Fund seeks to achieve its objective by investing in Class A shares of a diversified group of other Funds of the JNL Series Trust and the JNL Variable Fund LLC using an asset allocation strategy designed for investors expecting to retire around the year 2015, assuming a retirement age of 65.

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JNL/S&P Retirement 2020 Fund

Jackson National Asset Management, LLC (and Standard & Poor's Investment Advisory Services, Inc.)

Seeks high total return until its target retirement date. After the Fund’s target retirement date, the Fund’s objective will be to seek high current income and as a secondary objective, capital appreciation. Once the Fund reaches an allocation that is similar to the JNL/S&P Retirement Income Fund, it is expected that the Fund will be merged into the JNL/S&P Retirement Income Fund. The Fund seeks to achieve its objective by investing in Class A shares of a diversified group of other Funds of the JNL Series Trust and the JNL Variable Fund LLC using an asset allocation strategy designed for investors expecting to retire around the year 2020, assuming a retirement age of 65.

JNL/S&P Retirement 2025 Fund

Jackson National Asset Management, LLC (and Standard & Poor's Investment Advisory Services, Inc.)

Seeks high total return until its target retirement date. After the Fund’s target retirement date, the Fund’s objective will be to seek high current income and as a secondary objective, capital appreciation. Once the Fund reaches an allocation that is similar to the JNL/S&P Retirement Income Fund, it is expected that the Fund will be merged into the JNL/S&P Retirement Income Fund. The Fund seeks to achieve its objective by investing in Class A shares of a diversified group of other Funds of the JNL Series Trust and the JNL Variable Fund LLC using an asset allocation strategy designed for investors expecting to retire around the year 2025, assuming a retirement age of 65.

About the JNL/S&P Retirement Funds. The JNL/S&P Retirement Funds have retirement target dates. The investment strategies of these funds are designed to limit your risk of investment losses as of the date you expect to make withdrawals from your Contract. There is at least some degree of overlap between this fundamental goal and the protections provided under the Contract's basic death benefit and under certain optional features, specifically: (i) the Earnings Protection Benefit; (ii) the GMIB; and (iii) any GMWB.

Each of these four benefits provides a specific guarantee of minimum value regardless of investment performance on certain relevant dates: (i) the Owner's date of death in the case of death benefits and the Earnings Protection Benefit; and (ii) an Owner's specific age under the GMIB and a GMWB. To the extent the JNL/S&P Retirement Funds achieve their specific goals, the need for and the additional value of the protections received under these four benefits may be somewhat diminished.

The potential for overlap is greatest for the GMIB and GMWB because those benefits will come into effect at approximately the same date as the JNL/S&P Retirement Funds' applicable target retirement date. The potential for overlap generally is less for death benefits and the Earnings Protection Benefit because those benefits do not come into effect on a fixed or predetermined date and the likelihood the Owner's date of death will be the same as the date that is the target date for the JNL/S&P Retirement Funds is relatively small. Investment in a fund such as the JNL/S&P Retirement Income Fund, however, may not be consistent with the Earnings Protection Benefit to the extent that conservative investing may not accomplish the Earnings Protection Benefit goal of providing an additional payout to help offset potential tax liabilities if there are earnings in the Contract at the Owner’s death.

You, therefore, are encouraged to consider whether you want to participate in an optional benefit when you plan to invest in a JNL/S&P Retirement Fund. Among the considerations are the charges for the optional benefits and the value to you of having

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overlapping goals and protections. In addition, there may be personal considerations affecting your decision that a knowledgeable adviser can assist you in weighing.

Also under INVESTMENT DIVISIONS, with the JNLNY Variable Fund I LLC, please add the following information about the newly available fund:

JNLNY Variable Fund I LLC

JNL/Mellon Capital Management DowSM Dividend Fund

Jackson National Asset Management, LLC (and Mellon Capital Management Corporation)

Seeks to provide the potential for an above-average total return by investing approximately equal amounts in the common stock of the 20 companies included in the Dow Jones Select Dividend IndexSM which have the best overall ranking on both the change in return on assets of the last fiscal year compared to the prior year and price-to-book on or about the business day before each "Stock Selection Date."

Under CONTRACT CHARGES, please replace the subsection entitled "Guaranteed Minimum Income Benefit Charge" in its entirety with the following.

Guaranteed Minimum Income Benefit Charge. The charge for the GMIB depends on the endorsement's availability and the frequency of deduction, as explained below.

For Contracts with the GMIB purchased on and after January 17, 2006 (subject to availability), you pay 0.05% of the GMIB Benefit Base each Contract Month (0.60% annually).

For Contracts with the GMIB purchased on and after May 3, 2004 (subject to availability), you pay 0.15% of the GMIB Benefit Base each calendar quarter (0.60% annually).

For Contracts with the GMIB purchased on and after September 22, 2003, (subject to availability), you pay 0.1125% of the GMIB Benefit Base each calendar quarter (0.45% annually).

For Contracts with the GMIB purchased before September 22, 2003 (subject to availability), you pay 0.075% of the GMIB Benefit Base each calendar quarter (0.30% annually).

We deduct the charge from your Contract Value. Quarterly charges are pro rata deducted over each applicable Investment Division and the Fixed Account. Monthly charges are also pro rata, but based on the applicable Investment Divisions only. The quarterly charge is waived with respect to the Fixed Account to the extent its deduction would result in a net interest rate of less than the Fixed Account minimum interest rate. The monthly charge is waived at the end of a Contract Month to the extent it exceeds the amount of your Contract Value allocated to the Investment Divisions. With the Investment Divisions, we deduct the charge by canceling Accumulation Units. The charge is not part of the calculation to determine the value of an Accumulation Unit. But again, while the charge is deducted from Contract Value, it is based on the applicable percentage of the GMIB Benefit Base. For more information about the GMIB Benefit Base, please see "Guaranteed Minimum Income Benefit" under the INCOME PAYMENTS (THE INCOME PHASE) section of the prospectus. The charge is

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prorated, from the endorsement's effective date, at the end of the first quarter after selection, as applicable. Similarly, the charge is prorated upon termination of the endorsement. PLEASE NOTE: The charge for the GMIB will be deducted even if you never use the benefit. Also, the GMIB only applies to certain optional income payments.

Under CONTRACT CHARGES, please replace the subsection entitled "7% Guaranteed Minimum Withdrawal Benefit Charge" in its entirety with the following.

7% Guaranteed Minimum Withdrawal Benefit Charge. The charge for this GMWB is expressed as an annual percentage and depends on when the endorsement is added to the Contract. The charge also depends on the endorsement's availability, the basis for deduction, and the frequency of deduction, as explained below.

For Contracts to which this GMWB is added on and after January 17, 2006 (subject to availability), the current annual charge is 0.51% of the GWB payable each Contract Month. But the charge is waived at the end of a Contract Month to the extent it exceeds the amount of your Contract Value allocated to the Investment Divisions. We deduct the charge from your Contract Value pro rata over each applicable Investment Division by canceling Accumulation Units. The charge is not part of the calculation to determine the value of an Accumulation Unit. But again, while the charge is deducted from Contract Value, it is based on the applicable percentage of the GWB. For more information about the GWB, please see "7% Guaranteed Minimum Withdrawal Benefit" under the ACCESS TO YOUR MONEY section of the prospectus. The charge is prorated upon termination of the endorsement.

For Contracts to which this GMWB is added before January 17, 2006, you pay 0.40% on an annual basis of the average daily net asset value of your allocations to the Investment Divisions.

For Contracts to which this GMWB is added before October 4, 2004, you pay 0.35% on an annual basis of the average daily net asset value of your allocations to the Investment Divisions, which increases to 0.55% upon the first step-up.

We reserve the right to prospectively change the charge on new Contracts, or if you select the benefit after your Contract is issued, subject to the applicable maximum annual charge (see below). For Contracts to which this GMWB is added on and after January 17, 2006, we may also change the charge with a step-up, again subject to the applicable maximum annual charge.

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Maximum Annual Percentage
On and after January 17, 2006	0.75%
Before January 17, 2006	0.70%
Before October 4, 2004	0.70%

We stop deducting the charge on the earlier date that you annuitize the Contract or your Contract Value is zero. Please check with your representative to be sure about the charge in your state, or contact us at the Annuity Service Center for more information. Our contact information is on the first page of the prospectus.

Under CONTRACT CHARGES, please replace the subsection entitled "5% For Life Guaranteed Minimum Withdrawal Benefit Charge" in its entirety with the following.

5% For Life Guaranteed Minimum Withdrawal Benefit Charge. The charge for this GMWB is expressed as an annual percentage and depends on the Owner’s age when the endorsement is added to the Contract. The charge varies by age group. The charge also depends on the endorsement’s availability, and the basis for and frequency of its deduction, as explained below. With joint Owners, the charge is based on the older Owner’s age. For the Owner that is a legal entity, the charge is based on the Annuitant’s age. (With joint Annuitants, the charge is based on the older Annuitant's age.)

For Contracts to which this GMWB is added on and after January 17, 2006 (subject to availability), the current charges for each age group are:

Age Group	Annual Percentage
60 – 64	0.90% ÷ 12
65 – 69	0.60% ÷ 12
70 – 74	0.51% ÷ 12
75 – 80	0.42% ÷ 12

You pay the applicable annual percentage of the GWB each Contract Month. But the charge is waived at the end of a Contract Month to the extent it exceeds the amount of your Contract Value allocated to the Investment Divisions. We deduct the charge from your Contract Value pro rata over each applicable Investment Division by canceling Accumulation Units. The charge is not part of the calculation to determine the value of an Accumulation Unit. But again, while the charge is deducted from Contract Value, it is based on the applicable percentage of the GWB. For more information about the GWB, please see "5% For Life Guaranteed Minimum Withdrawal Benefit" below. The charge is prorated upon termination of the endorsement.

For Contracts to which this GMWB is added before January 17, 2006, the current charges for each age group are:

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Age Group	Annual Percentage
60 – 64	0.90%
65 – 69	0.60%
70 – 74	0.50%
75 – 80	0.40%

The charge is of the average daily net asset value of your allocations to the Investment Divisions. The charge may be reduced on the next Contract Anniversary following a birthday that places the Owner (or older Owner, as applicable) in the next age group if no withdrawals are made. But this charge reduction is not available upon the spouse’s continuation of the Contract.

We reserve the right to prospectively change the charge on new Contracts, or if you select this benefit after your Contract is issued, subject to the maximum charges (see below). For Contracts to which this endorsement is added on and after January 17, 2006, we may also change the charge with a step-up, again subject to the maximum annual charges.

The maximum annual charges for this GMWB are:	Age Group	Maximum Annual Percentage
	60 – 64	1.32%
	65 – 69	0.87%
	70 – 74	0.60%
	75 – 80	0.51%

You will continue to pay the charge for the endorsement even if the For Life Guarantee becomes invalid. We stop deducting the charge on the earlier date that you annuitize the Contract or your Contract Value is zero. Please check with your representative to be sure about the charge, or contact us at the Annuity Service Center for more information. Our contact information is on the first page of the prospectus.

Also under CONTRACT CHARGES, please replace the subsection entitled "4% For Life Guaranteed Minimum Withdrawal Benefit Charge" in its entirety with the following.

4% For Life Guaranteed Minimum Withdrawal Benefit Charge. The charge for this GMWB is expressed as an annual percentage and depends on the Owner’s age when the endorsement is added to the Contract. The charge varies by age group. The charge also depends on the endorsement’s availability, and the basis for and frequency of its deduction, as explained below. With joint Owners, the charge is based on the older Owner’s age. For the Owner that is a legal entity, the charge is based on the Annuitant’s age. (With joint Annuitants, the charge is based on the older Annuitant's age.)

For Contracts to which this GMWB is added on and after January 17, 2006 (subject to availability), the current charges for each age group are:

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Age Group	Annual Percentage
50 – 54	0.66% ÷ 12
55 – 59	0.51% ÷ 12
60 – 64	0.36% ÷ 12
65 – 69	0.27% ÷ 12
70 – 74	0.21% ÷ 12
75 – 80	0.15% ÷ 12

You pay the applicable annual percentage of the GWB each Contract Month. But the charge is waived at the end of a Contract Month to the extent it exceeds the amount of your Contract Value allocated to the Investment Divisions. We deduct the charge from your Contract Value. Monthly charges are pro rata deducted over each applicable Investment Division by canceling Accumulation Units. The charge is not part of the calculation to determine the value of an Accumulation Unit. But again, while the charge is deducted from Contract Value, it is based on the applicable percentage of the GWB. For more information about the GWB, please see "4% For Life Guaranteed Minimum Withdrawal Benefit" below. The charge is prorated upon termination of the endorsement.

For Contracts to which this GMWB is added before January 17, 2006, the current charges for each age group are:

Age Group	Annual Percentage
50 – 54	0.65%
55 – 59	0.50%
60 – 64	0.35%
65 – 69	0.25%
70 – 74	0.20%
75 – 80	0.15%

The charge is of the average daily net asset value of your allocations to the Investment Divisions. The charge may be reduced on the next Contract Anniversary following a birthday that places the Owner (or older Owner, as applicable) in the next age group if no withdrawals are made. But this charge reduction is not available upon the spouse’s continuation of the Contract.

We reserve the right to prospectively change the charge on new Contracts, or if you select this benefit after your Contract is issued, subject to the maximum charges (see below). For Contracts to which this endorsement is added on and after January 17, 2006, we may also change the charge with a step-up, again subject to the maximum annual charges.

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The maximum annual charges for this GMWB are:	Age Group	Maximum Annual Percentage
	50 – 54	0.87%
	55 – 59	0.66%
	60 – 64	0.51%
	65 – 69	0.36%
	70 – 74	0.30%
	75 – 80	0.21%

You will continue to pay the charge for the endorsement even if the For Life Guarantee becomes invalid. We stop deducting the charge on the earlier date that you annuitize the Contract or your Contract Value is zero. Please check with your representative to be sure about the charge in your state, or contact us at the Annuity Service Center for more information. Our contact information is on the first page of the prospectus.

Under ACCESS TO YOUR MONEY, at the end of the subsection entitled "7% Guaranteed Minimum Withdrawal Benefit," please add the following new paragraph.

For certain tax-qualified Contracts to which the 7% GMWB is added on and after January 17, 2006 (subject to availability), withdrawals greater than GAWA are allowed to meet the Contract's minimum distribution requirements (MRDs) under the Internal Revenue Code (Code), and the endorsement's guarantees will not be compromised. Notice of an MRD is required at the time of your withdrawal request, and there is an administrative form. The administrative form allows for one time or systematic withdrawals. Eligible withdrawals that are specified as MRDs may only be taken based on the value of the Contract to which the endorsement applies, even where the Code allows for the taking of MRDs for multiple contracts from a single contract. Under the Code, MRDs are calculated and taken on a calendar year basis. But with the 7% GMWB, GAWA is based on Contract Years. Only your MRDs for one calendar year are allowed per Contract Year. With the calendar year in which your MRDs are to begin (generally, when you reach age 70½), however, you may take your MRDs for the current and next calendar years during the same Contract Year, as necessary. Please consult your tax adviser regarding MRDs before purchasing a tax-qualified Contract with the 7% GMWB, as well as before taking any withdrawals.

Under ACCESS TO YOUR MONEY, also with the subsection entitled "7% Guaranteed Minimum Withdrawal Benefit," please replace the two paragraphs concerning step-up with the following.

Step-Up. In the event Contract Value is greater than the GWB, the 7% GMWB allows the GWB to be reset to Contract Value (a "Step-Up").

With a Step-Up –	The GWB equals Contract Value.
The GAWA is recalculated, equaling the greater of:
• 7% of the new GWB; Or
• The GAWA before the Step-Up.

The first opportunity for a Step-Up is the fifth Contract Anniversary after the 7% GMWB is added to the Contract.

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•	For Contracts to which the 7% GMWB is added before January 17, 2006, Step-Ups are only allowed on or during the 30-day period following a Contract Anniversary.

Otherwise, a Step-Up is allowed at any time, and there must be at least five years between Step-Ups. The GWB can never be more than $5 million with a Step-Up. A request for Step-Up is processed and effective on the date received in Good Order.

Under ACCESS TO YOUR MONEY, please replace the subsection entitled "5% Guaranteed Minimum Withdrawal Benefit" in its entirety with the following.

5% For Life Guaranteed Minimum Withdrawal Benefit. This GMWB guarantees partial withdrawals during the Contract's accumulation phase (i.e., before the Income Date) for the longer of:

•	The Owner's life (the "For Life Guarantee");

The For Life Guarantee is based on the life of the first Owner to die with joint Owners. For the Owner that is a legal entity, the For Life Guarantee is based on the Annuitant's life (or the life of the first Annuitant to die if there is more than one Annuitant).

Or

•	Until all withdrawals under the Contract equal the Guaranteed Withdrawal Balance (GWB), without regard to Contract Value.

The GWB is the guaranteed amount available for future periodic withdrawals.

*

For Contracts to which this GMWB is added on and after January 17, 2006, we offer a bonus on the GWB; you may be able to receive a credit to the GWB for a limited time (see box below for more information).

Because of the For Life Guarantee, your withdrawals could amount to more than the GWB. But PLEASE NOTE: The guarantees of this GMWB, including any bonus opportunity, are subject to the endorsement's terms, conditions, and limitations that are explained below.

Examples illustrating this GMWB, in limited circumstances and with specific factual assumptions, are at the end of the prospectus (in appendices).

This GMWB is available to Owners 60 to 80 years old; may be added to a Contract on the Issue Date or any Contract Anniversary; and once added cannot be canceled except by a Beneficiary who is the Owner's spouse, who, upon the Owner's death, may elect to continue the Contract without the GMWB. At least 30 calendar days' prior notice is required for Good Order to add this GMWB to a Contract on a Contract Anniversary. This GMWB is not available on a Contract that already has a GMWB (only one GMWB per Contract) or the Guaranteed Minimum Income Benefit (GMIB). We

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allow ownership changes of a Contract with this GMWB when the Owner is a legal entity – to another legal entity or the Annuitant. Otherwise, ownership changes are not allowed. Also, when the Owner is a legal entity, changing Annuitants is not allowed. Availability of this GMWB may be subject to further limitation.

There is a limit on withdrawals each Contract Year to keep the guarantees of this GMWB in full effect – the greater of the Guaranteed Annual Withdrawal Amount (GAWA) and for certain tax-qualified Contracts, the minimum distribution requirements (MRDs) under the Internal Revenue Code (IRC). Withdrawals exceeding the limit invalidate the For Life Guarantee, besides causing the GWB and GAWA to be recalculated (see below).

Election. The GWB depends on when this GMWB is added to the Contract, and the GAWA derives from the GWB.

When this GMWB is added to the Contract on the Issue Date –	The GWB equals premium net of any applicable premium taxes.
The GAWA equals 5% of the GWB.

When this GMWB is added to the Contract on any Contract Anniversary –	The GWB equals Contract Value less the recapture charge on any Contract Enhancement.
The GAWA equals 5% of the GWB.

Contract Enhancements are not included in the GWB when this GMWB is added to the Contract. So the recapture charge reduces the GWB below Contract Value. The GWB can never be more than $5 million (including upon Step-up), and the GWB is reduced by each withdrawal.

Withdrawals. Withdrawals may cause the GWB and GAWA to be recalculated.

When a withdrawal, plus all prior withdrawals in the current Contract Year, is less than or equal to the greater of the GAWA and MRD, as applicable –	The GWB is recalculated, equaling the greater of:
• The GWB before the withdrawal less the withdrawal; Or
• Zero.
The GAWA:
• Is unchanged so long as the For Life Guarantee is valid; Otherwise
• Is recalculated, equaling the lesser of the GAWA before the withdrawal, or the GWB after the withdrawal.

The GAWA is not reduced if all withdrawals during any one Contract Year do not exceed the greater of the GAWA and MRD, as applicable. You may withdraw the greater of the GAWA and MRD, as applicable, all at once or throughout the Contract Year. Withdrawing less than the greater of the GAWA and MRD, as applicable, in a

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Contract Year does not entitle you to withdraw more than the greater of the GAWA and MRD, as applicable, in the next Contract Year. The amount you may withdraw each Contract Year and keep the guarantees of this GMWB in full effect does not accumulate.

Withdrawing more than the greater of the GAWA and MRD, as applicable, in a Contract Year causes the GWB and GAWA to be recalculated (see below). In recalculating the GWB, the GWB could be reduced by more than the withdrawal amount – even set equal to the Contract Value (less any recapture charge on any Contract Enhancement). The GAWA is also potentially impacted.

When a withdrawal, plus all prior withdrawals in the current Contract Year, exceeds the greater of the GAWA and MRD, as applicable –	The GWB is recalculated, equaling the lesser of:
• Contract Value after the withdrawal less any recapture charge on any Contract Enhancement; Or
• The greater of the GWB before the withdrawal less the withdrawal, or zero.
The GAWA is recalculated because the For Life Guarantee is invalidated, equaling the lesser of:
• The GAWA before the withdrawal;
• The GWB after the withdrawal; Or
• 5% of the Contract Value after the withdrawal less the recapture charge on any Contract Enhancement.

PLEASE NOTE: If you exceed the greater of the GAWA and MRD, as applicable, one time with your withdrawals, then the For Life Guarantee is void and cannot be made valid again. Withdrawals under this GMWB are assumed to be the total amount withdrawn, including any charges and/or adjustments. Withdrawals in excess of free withdrawals may be subject to a withdrawal charge. Any withdrawals from Contract Value allocated to a Fixed Account option may be subject to an Interest Rate Adjustment. Withdrawals may be subject to a recapture charge on any Contract Enhancement.

Withdrawals under this GMWB are considered the same as any other partial withdrawals for the purposes of calculating any other values under the Contract and any other endorsements (for example, the Contract’s death benefit). All withdrawals count toward the total amount withdrawn in a Contract Year, including systematic withdrawals, MRDs for certain tax-qualified Contracts, withdrawals of asset allocation and advisory fees, and free withdrawals under the Contract. They are subject to the same restrictions and processing rules as described in the Contract. They are also treated the same for federal income tax purposes. For more information about your non-qualified Contract, please see "Non-Qualified Contracts – Withdrawals and Income Payments" under the TAXES section of the prospectus. For more information about your tax-qualified Contract, please see "Tax-Qualified Contracts – Withdrawals and Income Payments" also under the TAXES section of the prospectus.

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Premiums.

With each subsequent premium payment on the Contract –	The GWB is recalculated, increasing by the amount of the premium net of any applicable premium taxes.
The GAWA is also recalculated, increasing by:
• 5% of the premium net of any applicable premium taxes; Or
• 5% of the increase in the GWB – if the maximum GWB is hit.

We require prior approval for a subsequent premium payment that would result in your Contract having $1 million of premiums in the aggregate. We also reserve the right to refuse subsequent premium payments. The GWB can never be more than $5 million.

Step-Up. In the event Contract Value is greater than the GWB, this GMWB allows the GWB to be reset to the Contract Value (a "Step-Up").

With a Step-Up –	The GWB equals Contract Value.
The GAWA is recalculated, equaling the greater of:
• 5% of the new GWB; Or
• The GAWA before the Step-Up.

The first opportunity for a Step-Up is the fifth Contract Anniversary after this GMWB is added to the Contract.

•	On and after January 17, 2006, during the first ten Contract Years after this GMWB is added to the Contract, Step-Ups are only allowed on or during the 30-day period following a Contract Anniversary.

•	For Contracts to which this GMWB is added before January 17, 2006, Step-Ups are only allowed during the 30-day period following a Contract Anniversary.

Otherwise, a Step-Up is allowed at any time, but there must be at least five years between Step-Ups. The GWB can never be more than $5 million with a Step-Up. A request for Step-Up is processed and effective on the date received in Good Order.

MRDs. For certain tax-qualified Contracts, this GMWB allows withdrawals greater than GAWA to meet the Contract's minimum distribution requirements (MRDs) under the Internal Revenue Code (Code) – without compromising the endorsement's guarantees. Notice of an MRD is required at the time of your withdrawal request, and there is an administrative form. The administrative form allows for one time or systematic withdrawals. Eligible withdrawals that are specified as MRDs may only be taken based on the value of the Contract to which the endorsement applies, even where the Code allows for the taking of MRDs for multiple contracts from a single contract. Under the Code, MRDs are calculated and taken on a calendar year basis. But with this GMWB, the GAWA is based on Contract Years. Only your MRDs for one calendar year are

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allowed per Contract Year. With the calendar year in which your MRDs are to begin (generally, when you reach age 70½), however, you may take your MRDs for the current and next calendar years during the same Contract Year, as necessary. Because the intervals for the GAWA and MRDs are different, the For Life Guarantee is more susceptible to being invalidated with tax-qualified Contracts if the sum of your total partial withdrawals exceed the greater of the GAWA or MRD in a Contract Year, especially in the first Contract Year of MRDs. So please consult your tax adviser regarding MRDs before purchasing a tax-qualified Contract with this GMWB, as well as before taking any withdrawals.

Owner’s Death. The Contract’s death benefit is not affected by this GMWB so long as Contract Value is greater than zero, and the Contract is still in the accumulation phase. Upon your death (or the first Owner’s death with joint Owners), this GMWB terminates without value.

Contract Value Is Zero. With this GMWB, in the event Contract Value is zero, the GAWA is payable so long as the For Life Guarantee is valid. Otherwise, the GWB is payable while there is value to it (until depleted). Payments are made on the periodic basis you elect, but no less frequently than annually.

After each payment when the Contract Value is zero –	The GWB is recalculated, equaling the greater of:
• The GWB before the payment less the payment; Or
• Zero.
The GAWA:
• Is unchanged so long as the For Life Guarantee is valid; Otherwise
• Is recalculated, equaling the lesser of the GAWA before, and the GWB after, the payment.

If you die before all scheduled payments are made, then your Beneficiary will receive the remainder. All other rights under your Contract cease, except for the right to change Beneficiaries. No subsequent premium payments will be accepted. All optional endorsements terminate without value. And no other death benefit is payable, including the Earnings Protection Benefit.

Spousal Continuation. In the event of the Owner’s death (or the first Owner’s death with joint Owners), the Beneficiary who is the Owner’s spouse may elect to:

•	Continue the Contract with this GMWB – so long as Contract Value is greater than zero, and the Contract is still in the accumulation phase.

•	Upon the Owner’s death, the For Life Guarantee is void.
•	Only the GWB is payable while there is value to it (until depleted).
•

The Beneficiary is also allowed a Step-Up. The Step-Up may only be elected on the first Contract Anniversary on or after the Continuation Date, which is the date the Beneficiary’s election to continue the Contract is in Good Order. Otherwise, the above rules for Step-Ups apply.

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•	Contract Anniversaries will continue to be based on the Contract’s Issue Date.

•	Continue the Contract without this GMWB (GMWB is terminated).

•

Add this GMWB to the Contract on any Contract Anniversary after the Continuation Date, subject to the Beneficiary's eligibility – whether or not the Beneficiary terminated the GMWB in continuing the Contract.

For more information about spousal continuation of a Contract, please see "Special Spousal Continuation Option" under the DEATH BENEFIT section of the prospectus.

Termination. This GMWB terminates and all benefits cease on the earliest of:

•	The Income Date;
•	The date of complete withdrawal of Contract Value (full surrender of the Contract);
•	The date of the Owner’s death (or the first Owner’s death with joint Owners), unless the Beneficiary who is the Owner’s spouse elects to continue the Contract with the GMWB; or
•	The date all obligations under this GMWB are satisfied after the Contract Value is zero.

Effect of GMWB on Tax Deferral. This GMWB may not be appropriate for Owners who have as a primary objective taking maximum advantage of the tax deferral that is available to them under an annuity contract. Please consult your tax and financial advisors before adding this GMWB to a Contract.

For Contracts to which this GMWB is added on and after January 17, 2006, a bonus is available.
The bonus equals 5% and is based on a sum that may be subject to change after this GMWB is added to the Contract (the "Bonus Base").
• When this GMWB is added to the Contract, the Bonus Base equals the GWB.

•      With a withdrawal, if that withdrawal, and all prior withdrawals in the current Contract Year, exceeds the greater of the GAWA and the MRD, as applicable, then the Bonus Base is set to the lesser of the GWB after, and the Bonus Base before, the withdrawal. Otherwise, there is no adjustment to the Bonus Base with withdrawals.

• All withdrawals count, including: systematic withdrawals; MRDs for certain tax-qualified Contracts; withdrawals of asset allocation and advisory fees; and free withdrawals under the Contract.
• With a premium payment, the Bonus Base increases by the amount of the premium net of any applicable premium taxes.

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• With any Step-Up, the Bonus Base is set to the greater of the GWB after, and the Bonus Base before, the Step-Up.
The Bonus Base can never be more than $5 million.
The Bonus is available for a limited time (the "Bonus Period"). The Bonus Period runs from the date this GMWB is added to the Contract through the earliest of:
• The tenth Contract Anniversary after the effective date of the endorsement;
• The Contract Anniversary on or immediately following the Owner's 81st birthday; or
• The date Contract Value is zero.
Spousal continuation of a Contract with this GMWB does not affect the Bonus Period; Contract Anniversaries are based on the Contract’s Issue Date.
The bonus is applied at the end of each Contract Year during the Bonus Period, if there have been no withdrawals during that Contract Year. When the bonus is applied:
• The GWB is recalculated, increasing by 5% of the Bonus Base.
• The GAWA is then recalculated, equaling the greater of 5% of the new GWB and the GAWA before the bonus.
Applying the bonus to the GWB does not affect the Bonus Base.
Examples below illustrate the bonus in limited circumstances and with specific factual assumptions.

Examples

5% For Life GMWB

These examples are provided to assist you in understanding the 5% For Life GMWB on Contracts to which this endorsement is added on and after January 17, 2006. The examples depict limited circumstances and specific factual assumptions with the bonus opportunity. The results may vary depending upon the timing or sequence of actions, as well as changes in market conditions. If you are contemplating electing this GMWB, or exercising any rights under the endorsement, in making your decision, please consider the results based on the specific facts that apply to you.

Example 1: Step-up vs. Bonus

On a policy with the 5% For Life GMWB, after the deduction of all charges, but before the application of any bonus or step-up in Contract Year 5, the Contract Value is $83,500, the GWB is equal to $80,000, the Bonus Base is $100,000, and the GAWA is $5,000. At that time, the Owner elects a step-up. Since the Owner did not take a withdrawal in Contract Year 5, she is eligible for a bonus. The amount of her bonus would be $5,000 (which is 5% of the Bonus Base). The GWB after the application of a bonus is $85,000, which is higher than the GWB would be after step-up ($83,500), so the step-up does not occur and the election of the step-up does not count against the Owner, making the next available step-up on the 6th Contract Anniversary. Note that the GAWA and the Bonus Base remain unchanged.

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Example 2: GWB increasing, GAWA unchanged

On a policy with the 5% For Life GMWB, after the deduction of all charges, but before the application of any bonus or step-up in Contract Year 6, the Contract Value reaches $90,000, the GWB is equal to $80,000, the Bonus Base is $100,000, and the GAWA equals $5,000. At that time, the Owner is eligible for a step-up and elects that feature. At the end of Contract Year 6, the Contract Value is $90,000, the GWB is also $90,000, the GAWA remains $5,000, and the Bonus Base remains at $100,000 (since the Bonus Base cannot decrease upon step-up).

Example 3: 10th Contract Anniversary

On 1/1/2000, the 5% For Life GMWB becomes effective on two separate policies. The Owner of policy 1 is age 65 at the time of election. The bonus period for this policy extends to the 10th Contract Anniversary, which is 1/1/2010. Beginning on that date, no more bonuses will be available. The Owner of policy 2 is age 75 at the time of election. In this case, since the Owner attains age 81 prior to the 10th Contract Anniversary, the bonus period extends to the Contract Anniversary on or immediately following the Owner’s 81st birthday, which is 1/1/2006. Beginning on that date, the Owner of policy 2 will no longer be eligible to receive any bonuses.

Example 4: Withdrawal exceeding the greater of the GAWA or the MRD

On a policy with the 5% For Life GMWB, prior to any withdrawals for a given Contract Year, the Contract Value is $105,000, the GWB is $100,000, the GAWA is $5,000, the MRD is $7,500, and the Bonus Base is $100,000. The Owner withdraws $10,000. Immediately following the withdrawal, the Contract Value equals $95,000 and the GWB, the GAWA, and the Bonus Base are reset. The new GWB is equal to $90,000, which is the minimum of the Contract Value after the withdrawal ($95,000) or the GWB less the withdrawal ($90,000). The GAWA is reset to $4,500, which is the minimum of the previous GAWA ($5,000) or 5% of the new GWB ($4,500). The Bonus Base is then equal to $90,000, which is the minimum of the previous Bonus Base ($100,000) and the new GWB ($90,000).

Example 5: Withdrawal in Contract Year 1; Bonus in Contract Year 2

On a policy with the 5% For Life GMWB, the Owner withdraws the GAWA ($5,000) in Contract Year 1. At the end of Contract Year 1, the GWB is equal to $95,000, the GAWA remains $5,000, and the Bonus Base remains unchanged at $100,000. In Contract Year 2, the Owner does not take any withdrawals. After the deduction of all charges, but before the application of any bonus, the Contract Value is $98,000, the GWB is still $95,000, the GAWA is $5,000, and the Bonus Base is $100,000. At that time, the Owner is eligible for a bonus, since no withdrawals were taken during that Contract Year. The GWB then increases to $100,000, which is the old GWB ($95,000) plus 5% of the Bonus Base ($5,000). The GAWA remains at $5,000, which is the maximum of the old GAWA ($5,000) and 5% of the new GWB ($5,000). The Bonus Base also remains unchanged at $100,000.

Also under ACCESS TO YOUR MONEY, please replace the subsection entitled "4% Guaranteed Minimum Withdrawal Benefit" in its entirety with the following.

4% For Life Guaranteed Minimum Withdrawal Benefit. This GMWB guarantees partial withdrawals during the Contract's accumulation phase (i.e., before the Income Date) for the longer of:

•	The Owner's life (the "For Life Guarantee");

The For Life Guarantee is based on the life of the first Owner to die with joint Owners. For the Owner that is a legal entity, the For Life Guarantee is based on the Annuitant's life (or the life of the first Annuitant to die if there is more than one Annuitant).

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Or

•	Until all withdrawals under the Contract equal the Guaranteed Withdrawal Balance (GWB), without regard to Contract Value.

The GWB is the guaranteed amount available for future periodic withdrawals.

•

For Contracts to which this GMWB is added on and after January 17, 2006, we offer a bonus on the GWB; you may be able to receive a credit to the GWB for a limited time (see box below for more information).

Because of the For Life Guarantee, your withdrawals could amount to more than the GWB. But PLEASE NOTE: The guarantees of this GMWB, including any bonus opportunity, are subject to the endorsement's terms, conditions, and limitations that are explained below.

Examples illustrating this GMWB, in limited circumstances and with specific factual assumptions, are at the end of the prospectus (in appendices).

This GMWB is available to Owners 50 to 80 years old; may be added to a Contract on the Issue Date or any Contract Anniversary; and once added cannot be canceled except by a Beneficiary who is the Owner's spouse, who, upon the Owner's death, may elect to continue the Contract without the GMWB. At least 30 calendar days' prior notice is required for Good Order to add this GMWB to a Contract on a Contract Anniversary. This GMWB is not available on a Contract that already has a GMWB (only one GMWB per Contract) or the Guaranteed Minimum Income Benefit (GMIB). We allow ownership changes of a Contract with this GMWB when the Owner is a legal entity – to another legal entity or the Annuitant. Otherwise, ownership changes are not allowed. Also, when the Owner is a legal entity, changing Annuitants is not allowed. Availability of this GMWB may be subject to further limitation.

There is a limit on withdrawals each Contract Year to keep the guarantees of this GMWB in full effect, which is called the Guaranteed Annual Withdrawal Amount (GAWA). Withdrawals exceeding the limit invalidate the For Life Guarantee, besides causing the GWB and GAWA to be recalculated (see below).

Election. The GWB depends on when this GMWB is added to the Contract, and the GAWA derives from the GWB.

When this GMWB is added to the Contract on the Issue Date –	The GWB equals premium net of any applicable premium taxes.
The GAWA equals 4% of the GWB.

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When this GMWB is added to the Contract on any Contract Anniversary –	The GWB equals Contract Value less the recapture charge on any Contract Enhancement.
The GAWA equals 4% of the GWB.

Contract Enhancements are not included in the GWB when this GMWB is added to the Contract. So the recapture charge reduces the GWB below Contract Value. The GWB can never be more than $5 million (including upon Step-up), and the GWB is reduced by each withdrawal.

Withdrawals. Withdrawals may cause the GWB and GAWA to be recalculated.

When a withdrawal, plus all prior withdrawals in the current Contract Year, is less than or equal to the GAWA –	The GWB is recalculated, equaling the greater of:
• The GWB before the withdrawal less the withdrawal; Or
• Zero.
The GAWA:
• Is unchanged so long as the For Life Guarantee is valid; Otherwise
• Is recalculated, equaling the lesser of the GAWA before the withdrawal, or the GWB after the withdrawal.

The GAWA is not reduced if all withdrawals during any one Contract Year do not exceed the GAWA. You may withdraw the GAWA all at once or throughout the Contract Year. Withdrawing less than the GAWA in a Contract Year does not entitle you to withdraw more than the GAWA in the next Contract Year. The amount you may withdraw each Contract Year and keep the guarantees of this GMWB in full effect does not accumulate.

Withdrawing more than the GAWA in a Contract Year causes the GWB and the GAWA to be recalculated (see below). In recalculating the GWB, the GWB could be reduced by more than the withdrawal amount – even set equal to Contract Value (less any recapture charge on any Contract Enhancement). The GAWA is also potentially impacted.

When a withdrawal, plus all prior withdrawals in the current Contract Year, exceeds the GAWA –	The GWB is recalculated, equaling the lesser of:
• Contract Value after the withdrawal less any recapture charge on any Contract Enhancement; Or
• The greater of the GWB before the withdrawal less the withdrawal, or zero.
The GAWA is recalculated because the For Life Guarantee is invalidated, equaling the lesser of:
• The GAWA before the withdrawal;
• The GWB after the withdrawal; Or

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• 4% of the Contract Value after the withdrawal less the recapture charge on any Contract Enhancement.

PLEASE NOTE: If you exceed the GAWA one time with your withdrawals, then the For Life Guarantee is void and cannot be made valid again. Withdrawals under this GMWB are assumed to be the total amount withdrawn, including any charges and/or adjustments. Withdrawals in excess of free withdrawals may be subject to a withdrawal charge. Any withdrawals from Contract Value allocated to a Fixed Account option may be subject to an Interest Rate Adjustment. Withdrawals may be subject to a recapture charge on any Contract Enhancement.

Withdrawals under this GMWB are considered the same as any other partial withdrawals for the purposes of calculating any other values under the Contract and any other endorsements (for example, the Contract’s death benefit). All withdrawals count toward the total amount withdrawn in a Contract Year, including systematic withdrawals, MRDs for certain tax-qualified Contracts, withdrawals of asset allocation and advisory fees, and free withdrawals under the Contract. They are subject to the same restrictions and processing rules as described in the Contract. They are also treated the same for federal income tax purposes. For more information about your non-qualified Contract, please see "Non-Qualified Contracts – Withdrawals and Income Payments" under the TAXES section of the prospectus. For more information about your tax-qualified Contract, please see "Tax-Qualified Contracts – Withdrawals and Income Payments" also under the TAXES section of the prospectus.

Premiums.

With each subsequent premium payment on the Contract –	The GWB is recalculated, increasing by the amount of the premium net of any applicable premium taxes.
The GAWA is also recalculated, increasing by:
• 4% of the premium net of any applicable premium taxes; Or
• 4% of the increase in the GWB – if the maximum GWB is hit.

We require prior approval for a subsequent premium payment that would result in your Contract having $1 million of premiums in the aggregate. We also reserve the right to refuse subsequent premium payments. The GWB can never be more than $5 million.

Step-Up. In the event Contract Value is greater than the GWB, this GMWB allows the GWB to be reset to the Contract Value (a "Step-Up").

With a Step-Up –	The GWB equals Contract Value.
The GAWA is recalculated, equaling the greater of:
• 4% of the new GWB; Or
• The GAWA before the Step-Up.

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The first opportunity for a Step-Up is the fifth Contract Anniversary after this GMWB is added to the Contract.

•	On and after January 17, 2006, during the first ten Contract Years after this GMWB is added to the Contract, Step-Ups are only allowed on or during the 30-day period following a Contract Anniversary.

•	For Contracts to which this GMWB is added before January 17, 2006, Step-Ups are only allowed during the 30-day period following a Contract Anniversary.

Otherwise, a Step-Up is allowed at any time, but there must be at least five years between Step-Ups. The GWB can never be more than $5 million with a Step-Up. A request for Step-Up is processed and effective on the date received in Good Order.

Owner’s Death. The Contract’s death benefit is not affected by this GMWB so long as Contract Value is greater than zero, and the Contract is still in the accumulation phase. Upon your death (or the first Owner’s death with joint Owners), this GMWB terminates without value.

Contract Value Is Zero. With this GMWB, in the event Contract Value is zero, the GAWA is payable so long as the For Life Guarantee is valid. Otherwise, the GWB is payable while there is value to it (until depleted). Payments are made on the periodic basis you elect, but no less frequently than annually.

After each payment when the Contract Value is zero –	The GWB is recalculated, equaling the greater of:
• The GWB before the payment less the payment; Or
• Zero.
The GAWA:
• Is unchanged so long as the For Life Guarantee is valid; Otherwise
• Is recalculated, equaling the lesser of the GAWA before, and the GWB after, the payment.

If you die before all scheduled payments are made, then your Beneficiary will receive the remainder. All other rights under your Contract cease, except for the right to change Beneficiaries. No subsequent premium payments will be accepted. All optional endorsements terminate without value. And no other death benefit is payable, including the Earnings Protection Benefit.

Spousal Continuation. In the event of the Owner’s death (or the first Owner’s death with joint Owners), the Beneficiary who is the Owner’s spouse may elect to:

•	Continue the Contract with this GMWB – so long as Contract Value is greater than zero, and the Contract is still in the accumulation phase.

•	Upon the Owner’s death, the For Life Guarantee is void.
•	Only the GWB is payable while there is value to it (until depleted).

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•

The Beneficiary is also allowed a Step-Up. The Step-Up may only be elected on the first Contract Anniversary on or after the Continuation Date, which is the date the Beneficiary’s election to continue the Contract is in Good Order. Otherwise, the above rules for Step-Ups apply.

•	Contract Anniversaries will continue to be based on the Contract’s Issue Date.

•	Continue the Contract without this GMWB (GMWB is terminated).

•

Add this GMWB to the Contract on any Contract Anniversary after the Continuation Date, subject to the Beneficiary's eligibility – whether or not the Beneficiary terminated the GMWB in continuing the Contract.

For more information about spousal continuation of a Contract, please see "Special Spousal Continuation Option" under the DEATH BENEFIT section of the prospectus.

Termination. This GMWB terminates and all benefits cease on the earliest of:

•	The Income Date;
•	The date of complete withdrawal of Contract Value (full surrender of the Contract);
•	The date of the Owner’s death (or the first Owner’s death with joint Owners), unless the Beneficiary who is the Owner’s spouse elects to continue the Contract with the GMWB; or
•	The date all obligations under this GMWB are satisfied after the Contract Value is zero.

Effect of GMWB on Tax Deferral. This GMWB may not be appropriate for Owners who have as a primary objective taking maximum advantage of the tax deferral that is available to them under an annuity contract. Please consult your tax and financial advisors before adding this GMWB to a Contract.

For Contracts to which this GMWB is added on and after January 17, 2006, a bonus is available.
The bonus equals 5% and is based on a sum that may be subject to change after this GMWB is added to the Contract (the "Bonus Base").
• When this GMWB is added to the Contract, the Bonus Base equals the GWB.

•      With a withdrawal, if that withdrawal, and all prior withdrawals in the current Contract Year, exceeds the GAWA, then the Bonus Base is set to the lesser of the GWB after, and the Bonus Base before, the withdrawal. Otherwise, there is no adjustment to the Bonus Base with withdrawals.

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• All withdrawals count, including: systematic withdrawals; MRDs for certain tax-qualified Contracts; withdrawals of asset allocation and advisory fees; and free withdrawals under the Contract.
• With a premium payment, the Bonus Base increases by the amount of the premium net of any applicable premium taxes.
• With any Step-Up, the Bonus Base is set to the greater of the GWB after, and the Bonus Base before, the Step-Up.
The Bonus Base can never be more than $5 million.
The Bonus is available for a limited time (the "Bonus Period"). The Bonus Period runs from the date this GMWB is added to the Contract through the earliest of:
• The tenth Contract Anniversary after the effective date of the endorsement;
• The Contract Anniversary on or immediately following the Owner's 81st birthday; or
• The date Contract Value is zero.
Spousal continuation of a Contract with this GMWB does not affect the Bonus Period; Contract Anniversaries are based on the Contract’s Issue Date.
The bonus is applied at the end of each Contract Year during the Bonus Period, if there have been no withdrawals during that Contract Year. When the bonus is applied:
• The GWB is recalculated, increasing by 5% of the Bonus Base.
• The GAWA is then recalculated, equaling the greater of 4% of the new GWB and the GAWA before the bonus.
Applying the bonus to the GWB does not affect the Bonus Base.

There are examples illustrating the bonus, in limited circumstances and with specific factual assumptions, with the 5% for Life GMWB. These examples are at the end of the section about how that endorsement works (see above).

Please replace Appendix A in its entirety with the following:

APPENDIX A

Dow Jones does not:

•	Sponsor, endorse, sell or promote the JNL/Mellon Capital Management DowSM 10 Fund or the JNL/Mellon Capital Management DowSM Dividend Fund.

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•	Recommend that any person invest in the JNL/Mellon Capital Management DowSM 10 Fund, the JNL/Mellon Capital Management DowSM Dividend Fund or any other securities.
•

Have any responsibility or liability for or make any decisions about the timing, amount or pricing of the JNL/Mellon Capital Management DowSM 10 Fund or the JNL/Mellon Capital Management DowSM Dividend Fund.

•	Have any responsibility or liability for the administration, management or marketing of the JNL/Mellon Capital Management DowSM 10 Fund or the JNL/Mellon Capital Management DowSM Dividend Fund.
•

Consider the needs of the JNL/Mellon Capital Management DowSM 10 Fund or the JNL/Mellon Capital Management DowSM Dividend Fund, or the owners of the JNL/Mellon Capital Management DowSM 10 Fund or the JNL/Mellon Capital Management DowSM Dividend Fund, in determining, composing or calculating the DJIA or have any obligation to do so.

Dow Jones will not have any liability in connection with the JNL/Mellon Capital Management DowSM 10 Fund or the JNL/Mellon Capital Management DowSM Dividend Fund. Specifically,
• Dow Jones does not make any warranty, express or implied, and Dow Jones disclaims any warranty about:

•      The results to be obtained by the JNL/Mellon Capital Management DowSM 10 Fund or the JNL/Mellon Capital Management DowSM Dividend Fund, the owners of the JNL/Mellon Capital Management DowSM 10 Fund or the JNL/Mellon Capital Management DowSM Dividend Fund, or any other person in connection with the use of the DJIA and the data included in the DJIA;

• The accuracy or completeness of the DJIA and its data;
• The merchantability and the fitness for a particular purpose or use of the DJIA and its data.
• Dow Jones will have no liability for any errors, omissions or interruptions in the DJIA or its data.
• Under no circumstances will Dow Jones be liable for any lost profits or indirect, punitive, special or consequential damages or losses, even if Dow Jones knows that they might occur.

The licensing agreement between Jackson National Life Insurance Company and Dow Jones is solely for their benefit and not for the benefit of the owners of the JNL/Mellon Capital Management DowSM 10 Fund, the JNL/Mellon Capital Management DowSM Dividend Fund or any other third parties.

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PART C. OTHER INFORMATION

Item 24	Financial Statements and Exhibits

	(a)	Financial Statements:

		(1)	Financial statements and schedules included in Part A:

Not Applicable

		(2)	Financial statements and schedules included in Part B - incorporated by reference to Registrant's Post-Effective Amendment No. 17 filed on April 27, 2005 (File Nos. 333-70384 and 811-08401).

JNLNY Separate Account I

Report of Independent Registered Public Accounting Firm as of December 31, 2004
Statement of Assets and Liabilities as of December 31, 2004
Statement of Operations for the Year Ended December 31, 2004
Statement of Changes in Net Assets for the Years Ended December 31, 2004, 2003 and 2002
Notes to Financial Statements

Jackson National Life Insurance Company of New York

Report of Independent Registered Public Accounting Firm as of December 31, 2004
Balance Sheets for the years ended December 31, 2004, 2003 and 2002
Income Statements for the years ended December 31, 2004, 2003 and 2002
Statements of Stockholder's Equity and Comprehensive Income for the years ended December 31, 2004, 2003 and 2002
Statements of Cash Flows for the years ended December 31, 2004, 2003 and 2002
Notes to Financial Statements

Item 24.(b)	Exhibits

Exhibit No.	Description

1.

Resolution of Depositor's Board of Directors authorizing the establishment of the Registrant, incorporated by reference to Registrant's Registration Statement filed on October 3, 1997 (File Nos. 333-37175 and 811-08401).

2.	Not Applicable

3.a	General Distributor Agreement dated September 19, 1997, incorporated by reference to Registrant's Registration Statement filed on October 3, 1997 (File Nos. 333-37175 and 811-08401).

b.	General Distributor Agreement dated June 30, 1998, incorporated by reference to Registrant's Post-Effective Amendment No. 12 filed on July 22, 2004 (File Nos. 333-70384 and 811-08401).

4.a.	Specimen of the Perspective II Fixed and Variable Annuity Contract, incorporated by reference to Registrant's Registration Statement as filed on September 28, 2001 (File Nos. 333-70384 and 811-08401).

b.	Specimen of Tax Sheltered Annuity Endorsement, incorporated by reference to Registrant's Pre-Effective Amendment No. 1 filed on December 19, 2001 (File Nos. 333-70384 and 811-08401).

c.	Specimen of Retirement Plan Endorsement, incorporated by reference to Registrant's Pre-Effective Amendment No. 1 filed on December 19, 2001 (File Nos. 333-70384 and 811-08401).

d.	Specimen of Individual Retirement Annuity Endorsement, incorporated by reference to Registrant's Pre-Effective Amendment No. 1 filed on December 19, 2001 (File Nos. 333-70384 and 811-08401).

e.	Specimen of Roth IRA Endorsement, incorporated by reference to Registrant's Pre-Effective Amendment No. 1 filed on December 19, 2001 (File Nos. 333-70384 and 811-08401).

f.	Specimen of Earnings Protection Benefit Endorsement, incorporated by reference to Registrant's Registration Statement filed on September 28, 2001 (File Nos. 333-70384 and 811-08401).

g.	Specimen of 2% Contract Enhancement Endorsement, incorporated by reference to Registrant's Registration Statement filed on September 28, 2001 (File Nos. 333-70384 and 811-08401).

h.	Specimen of 3% Contract Enhancement Endorsement, incorporated by reference to Registrant's Registration Statement filed on September 28, 2001 (File Nos. 333-70384 and 811-08401).

i.	Specimen of 4% Contract Enhancement Endorsement, incorporated by reference to Registrant's Registration Statement filed on September 28, 2001 (File Nos. 333-70384 and 811-08401).

j.	Specimen of 20% Additional Free Withdrawal Benefit Endorsement, incorporated by reference to Registrant's Registration Statement filed on September 28, 2001 (File Nos. 333-70384 and 811-08401).

k.	Specimen of Five-Year Withdrawal Charge Schedule Endorsement, incorporated by reference to Registrant's Registration Statement filed on September 28, 2001 (File Nos. 333-70384 and 811-08401).

l.

Specimen of Preselected Death Benefit Option Election Endorsement, incorporated by reference to Registrant's Pre-Effective Amendment No. 1 filed on December 19, 2001 (File Nos. 333-70384 and 811-08401).

m.	Specimen of Reduced Administration Charge Endorsement, incorporated by reference to Registrant's Post-Effective Amendment No. 1 filed on May 17, 2002 (File Nos. 333-70384 and 811-08401).

n.	Specimen of 2% Contract Enhancement Endorsement, incorporated by reference to Registrant's Post-Effective Amendment No. 1 filed on May 17, 2002 (File Nos. 333-70384 and 811-08401).

o.	Specimen of 3% Contract Enhancement Endorsement, incorporated by reference to Registrant's Post-Effective Amendment No. 1 filed on May 17, 2002 (File Nos. 333-70384 and 811-08401).

p.	Specimen of 4% Contract Enhancement Endorsement, incorporated by reference to Registrant's Post-Effective Amendment No. 1 filed on May 17, 2002 (File Nos. 333-70384 and 811-08401).

q.	Specimen of Guaranteed Minimum Income Benefit Endorsement, incorporated by reference to Registrant's Post-Effective Amendment No. 2 filed on May 20, 2002 (File Nos. 333-70384 and 811-08401).

r.	Specimen of Guaranteed Minimum Withdrawal Benefit Endorsement, incorporated by reference to Registrant's Post-Effective Amendment No. 4 filed on November 1, 2002 (File Nos. 333-70384 and 811-08401).

s.	Specimen of Fixed Account Option Endorsement, incorporated by reference to Registrant's Post-Effective Amendment No. 4 filed on November 1, 2002 (File Nos. 333-70384 and 811-08401).

t.	Specimen of 3-Year Withdrawal Charge Schedule Endorsement, incorporated by reference to Registrant's Post-Effective Amendment No. 6 filed on June 20, 2003 (File Nos. 333-70384 and 811-08401).

u.	Specimen of Guaranteed Minimum Income Benefit Endorsement, incorporated by reference to Registrant's Post-Effective Amendment No. 6 filed on June 20, 2003 (File Nos. 333-70384 and 811-08401).

v.	Specimen of 2% Contract Enhancement Endorsement, incorporated by reference to Registrant's Post-Effective Amendment No. 6 filed on June 20, 2003 (File Nos. 333-70384 and 811-08401).

w.	Specimen of 3% Contract Enhancement Endorsement, incorporated by reference to Registrant's Post-Effective Amendment No. 6 filed on June 20, 2003 (File Nos. 333-70384 and 811-08401).

x.	Specimen of Maximum Anniversary Value Death Benefit Endorsement, incorporated by reference to Registrant's Post-Effective Amendment No. 6 filed on June 20, 2003 (File Nos. 333-70384 and 811-08401).

y.	Specimen of 20% Additional Withdrawal Benefit Endorsement, incorporated by reference to Registrant's Post-Effective Amendment No. 6 filed on June 20, 2003 (File Nos. 333-70384 and 811-08401).

z.	Specimen of 5 Year Withdrawal Charge Schedule Endorsement, incorporated by reference to Registrant's Post-Effective Amendment No. 6 filed on June 20, 2003 (File Nos. 333-70384 and 811-08401).

aa.	Specimen of the Perspective II Fixed and Variable Annuity Contract, incorporated by reference to Registrant's Post-Effective Amendment No. 6 filed on June 20, 2003 (File Nos. 333-70384 and 811-08401).

bb.	Specimen of Guaranteed Minimum Income Benefit Endorsement, incorporated by reference to Registrant's Post-Effective Amendment No. 11 filed on April 29, 2004 (File Nos. 333-70384 and 811-08401).

cc.

Specimen of the Perspective II Fixed and Variable Annuity Contract, incorporated by reference to Registrant's Post-Effective Amendment No. 12 filed on July 22, 2004 (File Nos. 333-70384 and 811-08401).

dd.	Specimen of 4% Contract Enhancement Endorsement, incorporated by reference to Registrant's Post-Effective Amendment No. 12 filed on July 22, 2004 (File Nos. 333-70384 and 811-08401).

ee.	Specimen of 2% Contract Enhancement Endorsement, incorporated by reference to Registrant's Post-Effective Amendment No. 12 filed on July 22, 2004 (File Nos. 333-70384 and 811-08401).

ff.	Specimen of 3% Contract Enhancement Endorsement, incorporated by reference to Registrant's Post-Effective Amendment No. 12 filed on July 22, 2004 (File Nos. 333-70384 and 811-08401).

gg.	Specimen of 20% Additional Withdrawal Benefit Endorsement, incorporated by reference to Registrant's Post-Effective Amendment No. 12 filed on July 22, 2004 (File Nos. 333-70384 and 811-08401).

hh.	Specimen of Guaranteed Minimum Withdrawal Benefit Endorsement, incorporated by reference to Registrant's Post-Effective Amendment No. 12 filed on July 22, 2004 (File Nos. 333-70384 and 811-08401).

ii.

Specimen of 5% for Life Guaranteed Minimum Withdrawal Benefit Endorsement, incorporated by reference to Registrant's Post-Effective Amendment No. 12 filed on July 22, 2004 (File Nos. 333-70384 and 811-08401).

jj.	Specimen of Guaranteed Minimum Income Benefit Endorsement, incorporated by reference to Registrant's Post-Effective Amendment No. 12 filed on July 22, 2004 (File Nos. 333-70384 and 811-08401).

kk.

Specimen of 4% for Life Guaranteed Minimum Withdrawal Benefit Endorsement, incorporated by reference to Registrant's Post-Effective Amendment No. 12 filed on July 22, 2004 (File Nos. 333-70384 and 811-08401).

ll.	Specimen of 3 Year Withdrawal Charge Schedule Endorsement, incorporated by reference to Registrant's Post-Effective Amendment No. 12 filed on July 22, 2004 (File Nos. 333-70384 and 811-08401).

mm.	Specimen of 5 Year Withdrawal Charge Schedule Endorsement, incorporated by reference to Registrant's Post-Effective Amendment No. 12 filed on July 22, 2004 (File Nos. 333-70384 and 811-08401).

nn.	Specimen of Highest Anniversary Value Death Benefit Endorsement, incorporated by reference to Registrant's Post-Effective Amendment No. 12 filed on July 22, 2004 (File Nos. 333-70384 and 811-08401).

oo.	Specimen of Tax Sheltered Annuity Endorsement, incorporated by reference to Registrant's Registration Statement filed on August 19, 2004 (File Nos. 333-118370 and 811-08401).

pp.	Specimen of Retirement Plan Endorsement, incorporated by reference to Registrant's Registration Statement filed on August 19, 2004 (File Nos. 333-118370 and 811-08401).

qq.	Specimen of Individual Retirement Annuity Endorsement, incorporated by reference to Registrant's Registration Statement filed on August 19, 2004 (File Nos. 333-118370 and 811-08401).

rr.	Specimen of Roth IRA Endorsement, incorporated by reference to Registrant's Registration Statement filed on August 19, 2004 (File Nos. 333-118370 and 811-08401).

ss.	Specimen of Charitable Remainder Trust Endorsement, incorporated by reference to Registrant's Pre-Effective Amendment filed on December 30, 2004 (File Nos. 333-119659 and 811-08401).

tt.

Specimen of 5% for Life Guaranteed Minimum Withdrawal Benefit Endorsement, incorporated by reference to Registrant's Registration Statement filed on January 6, 2005 (File Nos. 333-121884 and811-08401).

uu.	Specimen of Guaranteed Minimum Income Benefit Endorsement, incorporated by reference to Registrant's Registration Statement filed on October 4, 2004 (File Nos. 333-119522 and 811-08401).

vv.	Specimen of Guaranteed Minimum Withdrawal Benefit Endorsement, incorporated by reference to Registrant's Registration Statement filed on January 6, 2005 (File Nos. 333-121884 and 811-08401).

ww.	Specimen of Guaranteed Minimum Withdrawal Benefit Endorsement, incorporated by reference to Registrant's Post-Effective Amendment No. 15 filed on February 14, 2005 (File Nos. 333-70384 and 811-08401).

xx.	Specimen of 2% Contract Enhancement Endorsement, incorporated by reference to Registrant's Post-Effective Amendment No. 17 filed on April 27, 2005 (File Nos. 333-70384 and 811-08401).

yy.	Specimen of 3% Contract Enhancement Endorsement, incorporated by reference to Registrant's Post-Effective Amendment No. 17 filed on April 27, 2005 (File Nos. 333-70384 and 811-08401).

zz.

Specimen of 5% for Life Guaranteed Minimum Withdrawal Benefit Endorsement, incorporated by reference to Registrant's Post-Effective Amendment No. 17 filed on April 27, 2005 (File Nos. 333-70384 and 811-08401).

aaa.

Specimen of 5% Guaranteed Minimum Withdrawal Benefit With Annual Step-up Endorsement, incorporated by reference to Registrant's Post-Effective Amendment No. 18 filed on June 20, 2005 (File Nos. 333-70384 and 811-08401).

bbb.	Specimen of 5% Guaranteed Minimum Withdrawal Benefit Endorsement, incorporated by reference to Registrant's Post-Effective Amendment No. 18 filed on June 20, 2005 (File Nos. 333-70384 and 811-08401).

ccc.	Specimen of Guaranteed Minimum Income Benefit Endorsement, attached hereto.

ddd.	Specimen of 5% for Life Guaranteed Minimum Withdrawal Benefit Endorsement, attached hereto.

eee.	Specimen of 4% for Life Guaranteed Minimum Withdrawal Benefit Endorsement, attached hereto.

fff.	Specimen of Guaranteed Minimum Withdrawal Benefit Endorsement, attached hereto.

5.a.	Form of the Perspective II Fixed and Variable Annuity Application, incorporated by reference to Registrant's Pre-Effective Amendment No. 1 filed on December 19, 2001 (333-70384 and 811-08401).

b.	Form of the Perspective II Fixed and Variable Annuity Application, incorporated by reference to Registrant's Post-Effective Amendment No. 5 filed on April 30, 2003 (File Nos. 333-70384 and 811-08401).

c.	Form of the Perspective II Fixed and Variable Annuity Application, incorporated by reference to Registrant's Post-Effective Amendment No. 6 filed on June 20, 2003 (File Nos. 333-70384 and 811-08401).

d.

Form of the Perspective II Fixed and Variable Annuity Application, incorporated by reference to Registrant's Post-Effective Amendment No. 11 filed on April 29, 2004 (File Nos. 333-70384 and 811-08401).

e.	Form of the Perspective II Fixed and Variable Annuity Application, incorporated by reference to Registrant's Post-Effective Amendment No. 12 filed on July 22, 2004 (File Nos. 333-70384 and 811-08401).

g.

Form of the Perspective II Fixed and Variable Annuity Application, incorporated by reference to Registrant's Post-Effective Amendment No. 15 filed on February 14, 2005 (File Nos. 333-70384 and 811-08401).

h.

Form of the Perspective II Fixed and Variable Annuity Application, incorporated by reference to Registrant's Post-Effective Amendment No. 19 filed on September 2, 2005 (File Nos. 333-70384 and 811-08401).

6.a.	Declaration and Charter of Depositor, incorporated by reference to Registrant's Registration Statement filed on October 3, 1997 (File Nos. 333-37175 and 811-08401).

b.	By-laws of Depositor, incorporated by reference to Registrant's Registration Statement filed on October 3, 1997 (File Nos. 333-37175 and 811-08401).

7.a.	Variable Annuity GMIB Reinsurance Agreement, incorporated by reference to the Registrant's Post-Effective Amendment No. 12 filed on December 15, 2004 (File Nos. 333-37175 and 811-08401).

b.	Variable Annuity GMIB Reinsurance Agreement, incorporated by reference to Registrant's Post-Effective Amendment No. 12 filed on July 22, 2004 (File Nos. 333-70384 and 811-08401).

c.	Variable Annuity GMIB Reinsurance Agreement, attached hereto.

8.	Not Applicable

9.	Opinion and Consent of Counsel, attached hereto.

10.	Consent of Independent Registered Public Accounting Firm, incorporated by reference to Registrant's Post-Effective Amendment No. 17 filed on April 27, 2005 (File Nos. 333-70384 and 811-08401).

11.	Not Applicable

12.	Not Applicable

13.	Computation of Performance, incorporated by reference to the Registrant's Post-Effective Amendment No. 8 filed on October 10, 2001 (File Nos. 333-37175 and 811-08401).

13.a.	Computation of Performance, incorporated by reference to Registrant's Post-Effective Amendment No. 1 filed on May 17, 2002 (File Nos. 333-70384 and 811-08401).

Item 25. Directors and Officers of the Depositor

Name and Principal Business Address	Positions and Offices with Depositor

Donald B. Henderson, Jr. 4A Rivermere Apartments Bronxville, NY 10708	Director

David L. Porteous 20434 Crestview Drive Reed City, MI 49777	Director

Donald T. DeCarlo 200 Manor Road Douglaston, New York 11363	Director

Joanne P. McCallie 1 Birch Road 110 Berkowitz East Lansing, MI 48824	Director

Herbert G. May III 275 Grove St Building 2 4th floor Auburndale, MA 02466	Chief Administrative Officer & Director

Richard D. Ash 1 Corporate Way Lansing, MI 48951	Vice President - Actuary & Appointed Actuary

John B. Banez 1 Corporate Way Lansing, MI 48951	Vice President - Systems and Programming

James Binder 1 Corporate Way Lansing, MI 48951	Vice President - Finance and Corporate Strategy

John H. Brown 1 Corporate Way Lansing, MI 48951	Vice President - Government Relations & Director

Joseph Mark Clark 1 Corporate Way Lansing, MI 48951	Vice President - Policy Administration

Marianne Clone 1 Corporate Way Lansing, MI 48951	Vice President - Administration - Customer Service Center & Director

James B. Croom 1 Corporate Way Lansing, MI 48951	Vice President & Deputy General Counsel

Gerald W. Decius 1 Corporate Way Lansing, MI 48951	Vice President - Systems Application Coordinator

Lisa C. Drake 1 Corporate Way Lansing, MI 48951	Senior Vice President - Chief Actuary

Robert A. Fritts 1 Corporate Way Lansing, MI 48951	Senior Vice President & Controller - Financial Operations

James D. Garrison 1 Corporate Way Lansing, MI 48951	Vice President - Tax

Julia A. Goatley 1 Corporate Way Lansing, MI 48951	Vice President, Senior Counsel, Assistant Secretary & Director

James Golembiewski 1 Corporate Way Lansing, MI 48951	Vice President & Chief of Compliance for Separate Accounts, Senior Counsel & Assistant Secretary

Andrew B. Hopping 1 Corporate Way Lansing, MI 48951	Executive Vice President, Chief Financial Officer, Treasurer & Chairman of the Board

Stephen A. Hrapkiewicz, Jr. 1 Corporate Way Lansing, MI 48951	Senior Vice President - Human Resources

Clifford J. Jack 8055 E. Tufts Avenue Suite 1000 Denver, CO 80237	Executive Vice President & Chief Distribution Officer

Timo P. Kokko 1 Corporate Way Lansing, MI 48951	Vice President - Support Services

Everett W. Kunzelman 1 Corporate Way Lansing, MI 48951	Vice President - Underwriting

Clark P. Manning 1 Corporate Way Lansing, MI 48951	President, Chief Executive Officer& Director

Thomas J. Meyer 1 Corporate Way Lansing, MI 48951	Senior Vice President, General Counsel & Secretary

Keith R. Moore 1 Corporate Way Lansing, MI 48951	Vice President - Technology

P. Chad Myers 1 Corporate Way Lansing, MI 48951	Senior Vice President - Asset/ Liability Management

J. George Napoles 1 Corporate Way Lansing, MI 48951	Executive Vice President & Chief Information Officer

Mark D. Nerud 225 W. Wacker Drive Suite 1200 Chicago, IL 60606	Vice President - Fund Accounting & Administration

Russell E. Peck 1 Corporate Way Lansing, MI 48951	Vice President - Financial Operations & Director

Bradley J. Powell 210 Interstate North Parkway Suite 401 Atlanta, GA 30339-2120	Vice President - Institutional Marketing Group

Laura L. Prieskorn 1 Corporate Way Lansing, MI 48951	Vice President - Model Office

James B. Quinn 1 Corporate Way Lansing, MI 48951	Vice President - Broker Management

James R. Sopha 1 Corporate Way Lansing, MI 48951	Executive Vice President - Corporate Development

Robert M. Tucker, Jr. 1 Corporate Way Lansing, MI 48951	Vice President - Regional Information Technology

Michael A. Wells 401 Wilshire Boulevard Suite 1200 Santa Monica, CA 90401	Chief Operating Officer& Director

Item 26.	Persons Controlled by or Under Common Control with the Depositor or Registrant.

Company	State of Organization	Control/Ownership	Business Principal

120 Orion, LLC	South Carolina	100% Jackson National Life Insurance Company	Real Estate

Alaiedon, LLC	Michigan	100% Hermitage Management LLC

Alcona Funding LLC	Delaware	100% Jackson National Life Insurance Company	Investment Related Company

Berrien Funding LLC	Delaware	100% Jackson National Life Insurance Company	Investment Related Company

BH Clearing, LLC	Michigan	100% Jackson National Life Insurance Company	Broker/Dealer

Brooke Finance Corporation	Delaware	100% Brooke Holdings, Inc.	Finance Company

Brooke Holdings, Inc.	Delaware	100% Brooke Holdings (UK) Limited	Holding Company Activities

Brooke Holdings (UK) Limited	United Kingdom	100% Holborn Delaware Corporation	Holding Company Activities

Brooke Investment, Inc.	Delaware	100% Brooke Holdings, Inc.	Investment Related Company

Brooke Life Insurance Company	Michigan	100% Brooke Holdings, Inc.	Life Insurance

Brooke (Jersey) Limited	United Kingdom	100% Prudential One Limited	Holding Company Activities

Calhoun Funding LLC	Delaware	100% Jackson National Life Insurance Company	Investment Related Company

Crescent Telephone	Delaware	100% Jackson National Life Insurance Company	Telecommunications

Curian Capital, LLC	Michigan	100% Jackson National Life Insurance Company	Registered Investment Advisor

Equestrian Pointe Investors, L.L.C.	Illinois	100% Jackson National Life Insurance Company	Real Estate

Forty Partners #1, L.C.	Missouri	100% Jackson National Life Insurance Company	Real Estate

GCI Holding Corporation	Delaware	70% Jackson National Life Insurance Company	Holding Company Activities

GS28 Limited	United Kingdom	100% Brooke Holdings (UK) Limited	Holding Company Activities

Hermitage Management, LLC	Michigan	100% Jackson National Life Insurance Company	Advertising Agency

Holborn Delaware Corporation	Delaware	100% Prudential Four Limited	Holding Company Activities

Holliston Mills	Delaware	70% Jackson National Life Insurance Company	Textile Mfg.

Industrial Coatings Group	Delaware	70% Jackson National Life Insurance Company	Textile Mfg.

IFC Holdings, Inc.	Delaware	100% National Planning Holdings Inc.	Broker/Dealer

Investment Centers of America	Delaware	100% IFC Holdings, Inc.	Broker/Dealer

JNL Investors Series Trust	Massachusetts	100% Jackson National Life Insurance Company	Investment Company

Jackson National Asset Management, LLC	Michigan	100% Jackson National Life Insurance Company	Investment Adviser and Transfer Agent

Jackson National Life (Bermuda) Ltd.	Bermuda	100% Jackson National Life Insurance Company	Life Insurance

Jackson National Life Distributors, Inc.	Delaware	100% Jackson National Life Insurance Company	Advertising/Marketing Corporation and Broker/Dealer

Jackson National Life Insurance Company	New York	100% Jackson National Life Insurance Company of New York	Life Insurance

JNLI LLC	Delaware	100% Jackson National Life Insurance Company	Tuscany Notes

JNL Securities, LLC	Michigan	100% Curian Capital, LLC	Broker/Dealer and Insurance Agency

JNL Series Trust	Massachusetts	Common Law Trust with contractual association with Jackson National Life Insurance Company of New York	Investment Company

JNL Southeast Agency LLC	Michigan	100% Jackson National Life Insurance Company	Insurance Agency

JNL Variable Fund LLC	Delaware	100% Jackson National Separate Account - I	Investment Company

JNLNY Variable Fund I LLC	Delaware	100% JNLNY Separate Account I	Investment Company

LePages Management Company, LP	Delaware	50% LePages MC, LLC

LePages MC, LLC	Delaware	100% PPM Management, Inc.

Life Insurance Company of Georgia	Georgia	100% Jackson National Life Insurance Company	Life Insurance

Life of Georgia Agency, Inc.	Georgia	100% Brooke Holdings, Inc.	Insurance Agency

Meadows NRH Associates, L.P.	Texas	100% Meadows NRH, Inc.	Real Estate

Meadows NRH, Inc.	Texas	100% Jackson National Life Insurance Company	Real Estate

National Planning Corporation	Delaware	100% National Planning Holdings, Inc.	Broker/Dealer and Investment Adviser

National Planning Holdings, Inc.	Delaware	100% Brooke Holdings, Inc.	Holding Company Activities

Piedmont Funding LLC	Delaware	100% Jackson National Life Insurance Company	Investment Related Company

PPM Holdings, Inc.	Delaware	100% Brooke Holdings, Inc.	Holding Company Activities

Prudential plc	United Kingdom	Publicly Traded	Financial Institution

Prudential One Limited	United Kingdom	100% Prudential plc	Holding Company Activities

Prudential Two Limited	United Kingdom	100% Prudential One Limited	Holding Company Activities

Prudential Three Limited	United Kingdom	100% Prudential One Limited	Holding Company Activities

Prudential Four Limited	United Kingdom	80% Prudential One Limited, 10% Prudential Two Limited, 10% Prudential Three Limited	Holding Company Activities

SII Investments, Inc.	Wisconsin	100% National Planning Holdings, Inc.	Broker/Dealer

Item 27. Number of Contract Owners as of September 23, 2005

Qualified - 4,596

Non-qualified - 4,149

Item 28. Indemnification

Provision is made in the Company's By-Laws for indemnification by the Company of any person made or threatened to be made a party to an action or proceeding, whether civil or criminal by reason of the fact that he or she is or was a director, officer or employee of the Company or then serves or has served any other corporation in any capacity at the request of the Company, against expenses, judgments, fines and amounts paid in settlement to the full extent that officers and directors are permitted to be indemnified by the laws of the State of New York.

Insofar as indemnification for liabilities arising under the Securities Act of 1933 ("Act") may be permitted to directors, officers and controlling persons of the Company pursuant to the foregoing provisions, or otherwise, the Company has been advised that in the opinion of the Securities and Exchange Commission such indemnification is against public policy as expressed in the Act and is, therefore, unenforceable. In the event that a claim for indemnification against liabilities (other than the payment by the Company of expenses incurred or paid by a director, officer or controlling person of the Company in the successful defense of any action, suit or proceeding) is asserted by such director, officer or controlling person in connection with the securities being registered, the Company will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question whether such indemnification by it is against public policy as expressed in the Act and will be governed by the final adjudication of such issue.

Item 29. Principal Underwriter

(a)

Jackson National Life Distributors, Inc. acts as general distributor for the JNLNY Separate Account I. Jackson National Life Distributors, Inc. also acts as general distributor for the Jackson National Separate Account - I, the Jackson National Separate Account III, the Jackson National Separate Account V, and the JNLNY Separate Account II.

(b)	Directors and Officers of Jackson National Life Distributors, Inc.:

Name and Business Address	Positions and Offices with Underwriter

Michael A. Wells 401 Wilshire Blvd. Suite 1200 Santa Monica, CA 90401	Director

Andrew B. Hopping 1 Corporate Way Lansing, MI 48951	Director and Chief Financial Officer

Clifford J. Jack 8055 E. Tufts Avenue Suite 1000 Denver, CO 80237	President and Chief Executive Officer

Nikhil Advani 8055 E. Tufts Avenue Suite 1100 Denver, CO 80237	Vice President - Business Planning Services

Stephen M. Ash 8055 E. Tufts Avenue Suite 1100 Denver, CO 80237	Vice President - Finance

Michael Bell 8055 E. Tufts Avenue Suite 1100 Denver, CO 80237	Senior Vice President and Chief Legal Officer

Kristen (West) Billows 8055 E. Tufts Avenue Suite 1100 Denver, CO 80237	Vice President - Fixed & Index Annuities Marketing Strategy

William Britt 8055 E. Tufts Avenue Suite 1100 Denver, CO 80237	Vice President - Print and Distribution Services

Tori Bullen 210 Interstate North Parkway Suite 401 Atlanta, GA 30339-2120	Vice President - Institutional Marketing Group

Greg Cicotte 8055 E. Tufts Avenue Suite 1100 Denver, CO 80237	Executive Vice President, National Sales Manager

Maura Collins 8055 E. Tufts Avenue Suite 1100 Denver, CO 80237	Vice President - Regulatory Accounting and Special Projects

Steve Goldberg 8055 E. Tufts Avenue Suite 1100 Denver, CO 80237	Vice President - National Sales Desk

Julia A. Goatley 1 Corporate Way Lansing, MI 48951	Assistant Secretary

Luis Gomez 8055 E. Tufts Avenue Suite 1100 Denver, CO 80237	Vice President - Corporate/Curian Brand Manager

Thomas Hurley 8055 E. Tufts Avenue Suite 1100 Denver, CO 80237	Vice President - Market Research and Analysis

Mark Jones 8055 E. Tufts Avenue Suite 1100 Denver, CO 80237	Vice President - Production Management

Steve Kluever 8055 E. Tufts Avenue Suite 1100 Denver, CO 80237	Senior Vice President - Variable Product Development

James Livingston 8055 E. Tufts Avenue Suite 1100 Denver, CO 80237	Executive Vice President - Operations

Doug Mantelli 8055 E. Tufts Avenue Suite 1100 Denver, CO 80237	Vice President - Creative Services

Susan McClure 8055 E. Tufts Avenue Suite 1100 Denver, CO 80237	Vice President - Business Development and Chief of Staff

James McCorkle 8055 E. Tufts Avenue Suite 1100 Denver, CO 80237	Vice President of National Accounts

Thomas J. Meyer 1 Corporate Way Lansing, MI 48951	Secretary

Jack Mishler 8055 E. Tufts Avenue Suite 1100 Denver, CO 80237	Vice President - Marketing Strategy, Variable Annuities

Michael Nicola 8055 E. Tufts Avenue Suite 1100 Denver, CO 80237	Senior Vice President - Strategic Relationships

Bradley J. Powell 210 Interstate North Parkway Suite 401 Atlanta, GA 30339-2120	Executive Vice President

Peter Radloff 8055 E. Tufts Avenue Suite 1100 Denver, CO 80237	Vice President - Advanced Markets

Gregory B. Salsbury 8055 E. Tufts Avenue Suite 1100 Denver, CO 80237	Executive Vice President

Greg Smith 8055 E. Tufts Avenue Suite 1100 Denver, CO 80237	Senior Vice President - Business Planning Services

David Sprague 8055 E. Tufts Avenue Suite 1100 Denver, CO 80237	Senior Vice President - Marketing Strategy

Daniel Starishevsky 8055 E. Tufts Avenue Suite 1100 Denver, CO 80237	Senior Vice President - Marketing Communications

Doug Townsend 8055 E. Tufts Avenue Suite 1100 Denver, CO 80237	Vice President, Controller and FinOp

Ray Trueblood 8055 E. Tufts Avenue Suite 1100 Denver, CO 80237	Vice President - Life Insurance Marketing Strategy

Phil Wright 8055 E. Tufts Avenue Suite 1100 Denver, CO 80237	Vice President - New Business Development

(c)

Name of Principal Underwriter	Net Underwriting Discounts and Commissions	Compensation on Redemption or Annuitization	Brokerage Commissions	Compensation
Jackson National Life Distributors, Inc.	Not Applicable	Not Applicable	Not Applicable	Not Applicable

Item 30. Location of Accounts and Records

Jackson National Life Insurance Company
1 Corporate Way
Lansing, Michigan 48951

Jackson National Life Insurance Company
Institutional Marketing Group Service Center
1 Corporate Way
Lansing, Michigan 48951

Jackson National Life Insurance Company
8055 East Tufts Ave., Second Floor
Denver, Colorado 80237

Jackson National Life Insurance Company
225 West Wacker Drive, Suite 1200
Chicago, IL 60606

Item 31. Management Services

Not Applicable

Item 32. Undertakings and Representations

a.

Jackson National Life Insurance Company of New York hereby undertakes to file a post-effective amendment to this registration statement as frequently as is necessary to ensure that the audited financial statements in the registration statement are never more than sixteen (16) months old for so long as payment under the variable annuity contracts may be accepted.

b.

Jackson National Life Insurance Company of New York hereby undertakes to include either (1) as part of any application to purchase a contract offered by the Prospectus, a space that an applicant can check to request a Statement of Additional Information, or (2) a postcard or similar written communication affixed to or included in the Prospectus that the applicant can remove to send for a Statement of Additional Information.

c.

Jackson National Life Insurance Company of New York hereby undertakes to deliver any Statement of Additional Information and any financial statement required to be made available under this Form promptly upon written or oral request.

d.

Jackson National Life Insurance Company of New York represents that the fees and charges deducted under the contract, in the aggregate, are reasonable in relation to the services rendered, the expenses to be incurred, and the risks assumed by Jackson National Life Insurance Company of New York.

e.

The Registrant hereby represents that any contract offered by the prospectus and which is issued pursuant to Section 403(b) of the Internal Revenue Code of 1986, as amended, is issued by the Registrant in reliance upon, and in compliance with, the Securities and Exchange Commission's industry-wide no-action letter to the American Council of Life Insurance (publicly available November 28, 1988) which permits withdrawal restrictions to the extent necessary to comply with IRC Section 403(b)(11).

SIGNATURES

As required by the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant certifies that it meets the requirements of Securities Act Rule 485(a) for effectiveness of this Post-Effective Amendment and has caused this Post-Effective Amendment to be signed on its behalf, in the City ofLansing, and State of Michigan, on this 20th day of October, 2005.

JNLNY Separate Account I

(Registrant)

By: Jackson National Life Insurance Company of New York

By: /s/ Thomas J. Meyer

Thomas J. Meyer

Senior Vice President, General Counsel,

Secretary and Director

Jackson National Life Insurance Company of New York (Depositor)

By: /s/ Thomas J. Meyer

Thomas J. Meyer

Senior Vice President, General Counsel,

Secretary and Director

As required by the Securities Act of 1933, this Registration Statement has been signed by the following persons in the capacities and on the dates indicated.

/s/ Thomas J. Meyer* Clark P. Manning President and Chief Executive Officer	October 20, 2005 Date

/s/ Thomas J. Meyer* Andrew B. Hopping Executive Vice President, Chief Financial Officer, and Director	October 20, 2005 Date

/s/ Thomas J. Meyer* Herbert G. May III Chief Administrative Officer and Director	October 20, 2005 Date

/s/ Thomas J. Meyer* Bradley J. Powell Vice President - IMG and Director	October 20, 2005 Date

/s/ Thomas J. Meyer* Thomas J. Meyer Senior Vice President, General Counsel and Director	October 20, 2005 Date

/s/ Thomas J. Meyer* John J. Brown Date Vice President - Government Relations and Director	October 20, 2005 Date

/s/ Thomas J. Meyer* Marianne Clone Vice President - Administration - Customer Service Center and Director	October 20, 2005 Date

/s/ Thomas J. Meyer* Julia A. Goatley Vice President, Senior Counsel, Assistant Secretary and Director	October 20, 2005 Date

/s/ Thomas J. Meyer* Russell E. Peck Vice President - Financial Operations and Director	October 20, 2005 Date

/s/ Thomas J. Meyer* Donald B. Henderson, Jr. Director	October 20, 2005 Date

/s/ Thomas J. Meyer* David C. Porteous Director	October 20, 2005 Date

/s/ Thomas J. Meyer* Donald T. DeCarlo Director	October 20, 2005 Date

/s/ Thomas J. Meyer* Joanne P. McCallie Director	October 20, 2005 Date

* Thomas J. Meyer, Attorney In Fact

POWER OF ATTORNEY

KNOW ALL MEN BY THESE PRESENTS, that each of the undersigned as a director and/or officer of JACKSON NATIONAL LIFE INSURANCE COMPANY OF NEW YORK (the Depositor), a New York corporation, hereby appoints Andrew B. Hopping, Thomas J. Meyer and Clark P. Manning (with full power to each of them to act alone) his attorney-in-fact and agent, each with full power of substitution and resubstitution, for and in his name, place and stead, in any and all capacities, to execute, deliver and file in the names of the undersigned, any of the documents referred to below relating to the registration statement on Form N-4, under the Investment Company Act of 1940, as amended, and under the Securities Act of 1933, as amended, covering the registration of a Variable Annuity Contract issued by JNLNY Separate Account I (the Registrant), including the initial registration statements, any amendment or amendments thereto, with all exhibits and any and all documents required to be filed with respect thereto with any regulatory authority. Each of the undersigned grants to each of said attorney-in-fact and agent, full authority to do every act necessary to be done in order to effectuate the same as fully, to all intents and purposes as he could do in person, thereby ratifying all that said attorney-in-fact and agent, may lawfully do or cause to be done by virtue hereof.

This Power of Attorney may be executed in one or more counterparts, each of which shall be deemed to be an original, and all of which shall be deemed to be a single document.

IN WITNESS WHEREOF, each of the undersigned director and/or officer hereby executes this Power of Attorney as of the 3rd day of January, 2005.

/s/ Clark P. Manning

Clark P. Manning

President and Chief Executive Officer

/s/ Andrew B. Hopping

Andrew B. Hopping

Executive Vice President, Chief Financial Officer

and Director

/s/ Bradley J. Powell

Bradley J. Powell

Vice President - IMG and Director

/s/ Herbert G. May III

Herbert G. May III

Chief Administrative Officer and Director

/s/ Thomas J. Meyer

Thomas J. Meyer

Senior Vice President, General Counsel and Director

/s/ John H. Brown

John H. Brown

Vice President - Government Relations and Director

/s/ Marianne Clone

Marianne Clone

Vice President - Administration - Customer Service

Center and Director

/s/ Julia A. Goatley

Julia A. Goatley

Vice President, Senior Counsel, Assistant Secretary

and Director

/s/ Russell E. Peck

Russell E. Peck

Vice President - Financial Operations and Director

/s/ Donald B. Henderson, Jr.

Donald B. Henderson, Jr.

Director

/s/ David L. Porteous

David L. Porteous

Director

/s/ Donald T. DeCarlo

Donald T. DeCarlo

Director

/s/ Joanne P. McCallie

Joanne P. McCallie

Director

EXHIBIT LIST

Exhibit No.	Description

4.ccc.	Specimen of Guaranteed Minimum Income Benefit Endorsement, attached hereto as EX-4.ccc.

4.ddd.	Specimen of 5% for Life Guaranteed Minimum Withdrawal Benefit Endorsement, attached hereto as EX-4.ddd.

4.eee.	Specimen of 4% for Life Guaranteed Minimum Withdrawal Benefit Endorsement, attached hereto as EX-4.eee.

4.fff.	Specimen of Guaranteed Minimum Withdrawal Benefit Endorsement, attached hereto as EX-4.fff.

7.c.	Variable Annuity GMIB Reinsurance Agreement, attached hereto as EX-7.c.

9.	Opinion and Consent of Counsel, attached hereto as EX-9.